UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2025

Date of reporting period: 08/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares MSCI Australia ETF

EWA |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$52	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 8.01%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Australia Index (Net) returned 8.38%.

What contributed to performance?

The financials sector was the largest contributor to the Fund’s return during the reporting period. The banking industry experienced profit growth, led by loan portfolio expansion and declining non-performing loans. Insurance firms gained amid premium growth and increasing demand for health coverage and climate-related disasters. Consumer discretionary stocks also contributed during the reporting period, most notably in the broadline retail industry. This included Australia’s largest conglomerate with a diverse portfolio of businesses in retail and industrial sectors. The firm’s highly successful retail chains, along with its other diverse operations, helped drive growth.

What detracted from performance?

Firms in the healthcare sector detracted the most from the Fund’s return during the reporting period. A global biotechnology company was pressured as its core division that develops treatments for immunodeficiencies and bleeding disorders, reported revenue below expectations. The firm also announced plans to demerge its flu vaccine business, pushing shares lower.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI Australia Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,582	$9,537	$9,579
Oct 15	$10,134	$10,247	$10,139
Nov 15	$10,214	$10,035	$10,223
Dec 15	$10,517	$9,846	$10,533
Jan 16	$9,619	$9,176	$9,635
Feb 16	$9,531	$9,072	$9,545
Mar 16	$10,738	$9,809	$10,754
Apr 16	$11,041	$10,067	$11,062
May 16	$10,771	$9,897	$10,797
Jun 16	$10,767	$9,746	$10,804
Jul 16	$11,644	$10,228	$11,686
Aug 16	$11,336	$10,292	$11,380
Sep 16	$11,616	$10,419	$11,659
Oct 16	$11,364	$10,270	$11,411
Nov 16	$11,403	$10,032	$11,452
Dec 16	$11,679	$10,289	$11,739
Jan 17	$12,173	$10,653	$12,240
Feb 17	$12,631	$10,823	$12,699
Mar 17	$12,964	$11,097	$13,028
Apr 17	$12,867	$11,335	$12,936
May 17	$12,356	$11,703	$12,428
Jun 17	$12,696	$11,739	$12,784
Jul 17	$13,259	$12,172	$13,352
Aug 17	$13,230	$12,235	$13,324
Sep 17	$13,095	$12,462	$13,185
Oct 17	$13,276	$12,697	$13,372
Nov 17	$13,341	$12,800	$13,441
Dec 17	$13,963	$13,086	$14,079
Jan 18	$14,371	$13,815	$14,495
Feb 18	$13,879	$13,164	$13,992
Mar 18	$13,104	$12,931	$13,213
Apr 18	$13,417	$13,138	$13,536
May 18	$13,603	$12,834	$13,730
Jun 18	$13,760	$12,593	$13,900
Jul 18	$14,060	$12,894	$14,209
Aug 18	$13,816	$12,625	$13,956
Sep 18	$13,626	$12,682	$13,770
Oct 18	$12,591	$11,651	$12,726
Nov 18	$12,664	$11,761	$12,806
Dec 18	$12,243	$11,228	$12,391
Jan 19	$13,121	$12,077	$13,284
Feb 19	$13,566	$12,313	$13,729
Mar 19	$13,636	$12,386	$13,802
Apr 19	$13,795	$12,713	$13,969
May 19	$13,891	$12,031	$14,070
Jun 19	$14,610	$12,755	$14,810
Jul 19	$14,694	$12,601	$14,903
Aug 19	$14,058	$12,212	$14,257
Sep 19	$14,395	$12,526	$14,604
Oct 19	$14,642	$12,963	$14,859
Nov 19	$14,785	$13,078	$15,009
Dec 19	$14,988	$13,644	$15,231
Jan 20	$15,001	$13,278	$15,245
Feb 20	$13,353	$12,228	$13,568
Mar 20	$10,003	$10,457	$10,167
Apr 20	$11,526	$11,250	$11,722
May 20	$12,049	$11,618	$12,257
Jun 20	$12,879	$12,143	$13,106
Jul 20	$13,444	$12,685	$13,694
Aug 20	$14,197	$13,228	$14,460
Sep 20	$13,229	$12,902	$13,476
Oct 20	$13,229	$12,625	$13,479
Nov 20	$15,319	$14,323	$15,621
Dec 20	$16,235	$15,097	$16,561
Jan 21	$16,235	$15,130	$16,567
Feb 21	$16,662	$15,430	$17,005
Mar 21	$16,778	$15,625	$17,125
Apr 21	$17,598	$16,085	$17,970
May 21	$18,161	$16,570	$18,532
Jun 21	$17,871	$16,480	$18,301
Jul 21	$17,672	$16,209	$18,060
Aug 21	$17,844	$16,517	$18,321
Sep 21	$17,094	$15,988	$17,747
Oct 21	$18,139	$16,370	$18,442
Nov 21	$16,813	$15,632	$17,239
Dec 21	$17,711	$16,279	$18,119
Jan 22	$16,236	$15,679	$16,532
Feb 22	$17,143	$15,368	$17,499
Mar 22	$18,801	$15,393	$19,433
Apr 22	$17,524	$14,426	$18,292
May 22	$17,545	$14,530	$18,093
Jun 22	$15,587	$13,280	$15,913
Jul 22	$16,686	$13,734	$16,956
Aug 22	$16,143	$13,293	$16,780
Sep 22	$14,422	$11,964	$14,841
Oct 22	$15,221	$12,322	$15,620
Nov 22	$17,406	$13,776	$17,522
Dec 22	$16,695	$13,673	$17,167
Jan 23	$18,609	$14,782	$19,004
Feb 23	$17,159	$14,264	$17,755
Mar 23	$17,177	$14,612	$17,646
Apr 23	$17,317	$14,866	$17,682
May 23	$16,411	$14,325	$16,839
Jun 23	$17,228	$14,968	$17,694
Jul 23	$17,843	$15,577	$18,401
Aug 23	$16,974	$14,873	$17,605
Sep 23	$16,401	$14,404	$17,103
Oct 23	$15,807	$13,809	$16,222
Nov 23	$17,156	$15,052	$17,822
Dec 23	$19,028	$15,809	$19,707
Jan 24	$18,412	$15,652	$19,398
Feb 24	$18,668	$16,048	$19,287
Mar 24	$19,201	$16,525	$19,864
Apr 24	$18,198	$16,252	$19,116
May 24	$19,226	$16,724	$19,796
Jun 24	$19,420	$16,708	$20,185
Jul 24	$19,892	$17,095	$20,522
Aug 24	$20,561	$17,582	$21,403
Sep 24	$21,527	$18,055	$22,512
Oct 24	$20,166	$17,169	$20,941
Nov 24	$20,970	$17,014	$21,664
Dec 24	$19,185	$16,684	$19,948
Jan 25	$19,910	$17,356	$20,964
Feb 25	$19,424	$17,596	$20,081
Mar 25	$18,933	$17,557	$19,425
Apr 25	$19,897	$18,190	$20,740
May 25	$20,835	$19,024	$21,617
Jun 25	$21,584	$19,669	$22,351
Jul 25	$21,336	$19,613	$22,371
Aug 25	$22,209	$20,293	$23,196

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.01%	9.36%	8.31%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Australia Index (Net)...
8.38	9.91	8.78

Key Fund statistics

Net Assets...
$1,538,303,332
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$7,327,830
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
41.1%
Materials...
18.3
Health Care...
8.1
Consumer Discretionary...
7.7
Industrials...
5.8
Real Estate...
5.7
Energy...
3.7
Consumer Staples...
3.3
Communication Services...
2.3
Information Technology...
2.3
Utilities...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Commonwealth Bank of Australia...
13.9%
BHP Group Ltd...
10.6
Westpac Banking Corp...
6.4
National Australia Bank Ltd...
6.4
Wesfarmers Ltd...
5.1
CSL Ltd...
5.0
ANZ Group Holdings Ltd...
4.9
Macquarie Group Ltd...
4.0
Goodman Group...
3.4
Woodside Energy Group Ltd...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Australia ETF

Annual Shareholder Report — August 31, 2025

EWA-08/25-AR

iShares MSCI Mexico ETF

EWW |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$56	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 22.86%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Mexico IMI 25/50 Index (Net) returned 23.29%.

What contributed to performance?

Stocks in the materials sector contributed meaningfully to the Fund’s return during the reporting period. In the metals and mining segment, a major copper producer gained due to rising prices and increased global demand due to the metal’s use in the green energy transition and electric vehicles. Additionally, a mining company that is a significant explorer and producer of gold and silver saw tailwinds as the prices of these metals gained due to their perceived status as a safe-haven investment. Financials stocks also contributed, particularly diversified banks, which were supported by resilient loan growth, solid profit margins, and overall growth in domestic spending. In the industrials sector, airport operators were supported by growth in passenger traffic and efforts to diversify revenue.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI Emerging Markets Index (Net)	MSCI Mexico IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,742	$9,699	$9,742
Oct 15	$10,402	$10,391	$10,406
Nov 15	$10,140	$9,986	$10,144
Dec 15	$9,635	$9,763	$9,640
Jan 16	$9,269	$9,130	$9,276
Feb 16	$9,375	$9,115	$9,383
Mar 16	$10,432	$10,321	$10,447
Apr 16	$10,440	$10,377	$10,456
May 16	$9,633	$9,990	$9,649
Jun 16	$9,723	$10,389	$9,748
Jul 16	$9,697	$10,912	$9,726
Aug 16	$9,832	$11,183	$9,860
Sep 16	$9,466	$11,327	$9,497
Oct 16	$9,960	$11,354	$9,996
Nov 16	$8,632	$10,831	$8,662
Dec 16	$8,661	$10,855	$8,693
Jan 17	$8,810	$11,450	$8,848
Feb 17	$9,068	$11,800	$9,108
Mar 17	$9,972	$12,098	$10,017
Apr 17	$10,056	$12,363	$10,106
May 17	$10,080	$12,728	$10,131
Jun 17	$10,711	$12,856	$10,768
Jul 17	$11,109	$13,623	$11,160
Aug 17	$11,211	$13,926	$11,266
Sep 17	$10,826	$13,871	$10,882
Oct 17	$9,963	$14,357	$10,019
Nov 17	$9,979	$14,386	$10,034
Dec 17	$9,896	$14,903	$9,952
Jan 18	$10,643	$16,145	$10,709
Feb 18	$9,994	$15,400	$10,059
Mar 18	$10,084	$15,093	$10,123
Apr 18	$10,274	$15,047	$10,346
May 18	$8,905	$14,514	$8,968
Jun 18	$9,644	$13,911	$9,714
Jul 18	$10,498	$14,216	$10,578
Aug 18	$10,200	$13,832	$10,280
Sep 18	$10,378	$13,758	$10,464
Oct 18	$8,538	$12,560	$8,612
Nov 18	$8,164	$13,078	$8,235
Dec 18	$8,418	$12,732	$8,495
Jan 19	$9,241	$13,846	$9,330
Feb 19	$8,910	$13,877	$9,000
Mar 19	$8,923	$13,994	$9,014
Apr 19	$9,401	$14,289	$9,502
May 19	$8,749	$13,252	$8,841
Jun 19	$9,036	$14,079	$9,133
Jul 19	$8,713	$13,906	$8,807
Aug 19	$8,646	$13,229	$8,744
Sep 19	$8,894	$13,481	$8,999
Oct 19	$9,272	$14,050	$9,383
Nov 19	$9,082	$14,030	$9,192
Dec 19	$9,488	$15,077	$9,608
Jan 20	$9,629	$14,374	$9,756
Feb 20	$8,670	$13,616	$8,786
Mar 20	$6,018	$11,519	$6,097
Apr 20	$6,272	$12,574	$6,358
May 20	$6,723	$12,670	$6,817
Jun 20	$6,702	$13,602	$6,801
Jul 20	$6,907	$14,817	$7,010
Aug 20	$6,973	$15,145	$7,080
Sep 20	$7,061	$14,902	$7,173
Oct 20	$7,184	$15,209	$7,302
Nov 20	$8,616	$16,615	$8,759
Dec 20	$9,165	$17,837	$9,324
Jan 21	$8,716	$18,384	$8,868
Feb 21	$8,725	$18,524	$8,881
Mar 21	$9,379	$18,245	$9,552
Apr 21	$9,738	$18,699	$9,920
May 21	$10,289	$18,913	$10,464
Jun 21	$10,338	$19,165	$10,550
Jul 21	$10,558	$17,876	$10,788
Aug 21	$11,038	$18,344	$11,283
Sep 21	$10,415	$17,615	$10,678
Oct 21	$10,405	$17,788	$10,645
Nov 21	$9,773	$17,063	$9,955
Dec 21	$11,076	$17,384	$11,319
Jan 22	$10,591	$17,054	$10,811
Feb 22	$10,999	$16,545	$11,270
Mar 22	$12,008	$16,171	$12,249
Apr 22	$10,804	$15,271	$11,052
May 22	$11,401	$15,339	$11,647
Jun 22	$10,311	$14,319	$10,519
Jul 22	$10,366	$14,284	$10,627
Aug 22	$9,825	$14,344	$10,081
Sep 22	$9,821	$12,662	$10,079
Oct 22	$11,207	$12,269	$11,468
Nov 22	$11,954	$14,089	$12,209
Dec 22	$11,201	$13,891	$11,492
Jan 23	$13,062	$14,988	$13,429
Feb 23	$13,060	$14,016	$13,391
Mar 23	$13,471	$14,441	$13,812
Apr 23	$13,766	$14,277	$14,100
May 23	$13,509	$14,037	$13,833
Jun 23	$14,180	$14,570	$14,555
Jul 23	$14,815	$15,477	$15,280
Aug 23	$14,044	$14,523	$14,640
Sep 23	$13,274	$14,144	$13,705
Oct 23	$12,506	$13,594	$12,865
Nov 23	$14,421	$14,682	$14,857
Dec 23	$15,730	$15,256	$16,261
Jan 24	$15,437	$14,548	$15,955
Feb 24	$15,129	$15,240	$15,589
Mar 24	$15,976	$15,575	$16,435
Apr 24	$15,171	$15,687	$15,752
May 24	$14,997	$15,776	$15,414
Jun 24	$13,223	$16,398	$13,670
Jul 24	$13,167	$16,447	$13,610
Aug 24	$12,371	$16,713	$12,825
Sep 24	$12,526	$17,829	$13,017
Oct 24	$12,101	$17,036	$12,510
Nov 24	$11,753	$16,424	$12,107
Dec 24	$11,285	$16,401	$11,722
Jan 25	$11,774	$16,694	$12,248
Feb 25	$12,124	$16,775	$12,585
Mar 25	$12,259	$16,881	$12,720
Apr 25	$13,732	$17,103	$14,274
May 25	$14,484	$17,833	$15,027
Jun 25	$14,857	$18,905	$15,324
Jul 25	$14,754	$19,273	$15,355
Aug 25	$15,199	$19,520	$15,811

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
22.86%	16.87%	4.28%
MSCI Emerging Markets Index (Net)...
16.80	5.21	6.92
MSCI Mexico IMI 25/50 Index (Net)...
23.29	17.43	4.69

Key Fund statistics

Net Assets...
$1,790,417,431
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$7,625,953
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Staples...
27.5%
Materials...
20.0
Financials...
19.3
Industrials...
13.6
Communication Services...
10.9
Real Estate...
7.1
Consumer Discretionary...
1.0
Health Care...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Grupo Financiero Banorte SAB de CV, Class O...
11.0%
Grupo Mexico SAB de CV, Class B...
9.7
America Movil SAB de CV, Class B...
8.4
Wal-Mart de Mexico SAB de CV...
7.2
Fomento Economico Mexicano SAB de CV...
6.9
Cemex SAB de CV, NVS...
4.7
Grupo Aeroportuario del Pacifico SAB de CV, Class B...
4.3
Industrias Penoles SAB de CV...
3.5
Grupo Aeroportuario del Sureste SAB de CV, Class B...
3.2
Arca Continental SAB de CV...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Mexico ETF

Annual Shareholder Report — August 31, 2025

EWW-08/25-AR

iShares MSCI Turkey ETF

TUR |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$58	0.59%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned (3.40)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Turkey IMI 25/50 Index (Spliced) returned (2.83)%.

What contributed to performance?

Stocks in the industrials sector were the largest contributor to the Fund’s return during the reporting period. Notably, one of the country’s leading defense contractors advanced following a major government contract for a missile defense system.

What detracted from performance?

Turkish equities have been pressured by political instability and persistently high inflation. The major detractors from the Fund’s return during the reporting period were in the consumer staples sector. A food retailer was negatively impacted following a major administrative fine due to an obstruction of an on-site inspection, while a beer company dropped due to uncertainty over its Russian joint venture. Years of high inflation have eroded consumers purchasing power, negatively impacting consumer durables stocks in the consumer discretionary sector. Chemicals stocks in the materials sector also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI Emerging Markets Index (Net)	MSCI Turkey IMI 25/50 Index (Spliced)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,496	$9,699	$9,496
Oct 15	$10,585	$10,391	$10,589
Nov 15	$10,026	$9,986	$10,027
Dec 15	$9,519	$9,763	$9,522
Jan 16	$9,608	$9,130	$9,608
Feb 16	$9,940	$9,115	$9,942
Mar 16	$11,503	$10,321	$11,511
Apr 16	$12,015	$10,377	$12,024
May 16	$10,418	$9,990	$10,704
Jun 16	$10,596	$10,389	$10,607
Jul 16	$10,013	$10,912	$10,024
Aug 16	$10,198	$11,183	$10,209
Sep 16	$10,102	$11,327	$10,112
Oct 16	$10,021	$11,354	$10,033
Nov 16	$8,519	$10,831	$8,527
Dec 16	$8,731	$10,855	$8,739
Jan 17	$8,996	$11,450	$9,007
Feb 17	$9,480	$11,800	$9,492
Mar 17	$9,601	$12,098	$9,613
Apr 17	$10,650	$12,363	$10,668
May 17	$10,987	$12,728	$11,009
Jun 17	$11,401	$12,856	$11,429
Jul 17	$12,136	$13,623	$12,169
Aug 17	$12,669	$13,926	$12,707
Sep 17	$11,461	$13,871	$11,498
Oct 17	$11,453	$14,357	$11,494
Nov 17	$10,523	$14,386	$10,562
Dec 17	$12,000	$14,903	$12,046
Jan 18	$12,603	$16,145	$12,657
Feb 18	$12,331	$15,400	$12,386
Mar 18	$11,527	$15,093	$11,599
Apr 18	$10,292	$15,047	$10,348
May 18	$9,015	$14,514	$9,058
Jun 18	$8,598	$13,911	$8,638
Jul 18	$7,996	$14,216	$8,034
Aug 18	$5,705	$13,832	$5,733
Sep 18	$6,801	$13,758	$6,834
Oct 18	$6,597	$12,560	$6,631
Nov 18	$7,437	$13,078	$7,475
Dec 18	$7,030	$12,732	$7,069
Jan 19	$8,241	$13,846	$8,292
Feb 19	$7,993	$13,877	$8,049
Mar 19	$6,819	$13,994	$6,875
Apr 19	$6,591	$14,289	$6,649
May 19	$6,520	$13,252	$6,575
Jun 19	$7,007	$14,079	$7,069
Jul 19	$7,691	$13,906	$7,763
Aug 19	$7,039	$13,229	$7,105
Sep 19	$7,825	$13,481	$7,902
Oct 19	$7,273	$14,050	$7,341
Nov 19	$7,793	$14,030	$7,872
Dec 19	$8,010	$15,077	$8,093
Jan 20	$8,214	$14,374	$8,302
Feb 20	$7,017	$13,616	$7,090
Mar 20	$5,657	$11,519	$5,717
Apr 20	$6,000	$12,574	$6,066
May 20	$6,420	$12,670	$6,490
Jun 20	$6,982	$13,602	$7,059
Jul 20	$6,547	$14,817	$6,615
Aug 20	$5,949	$15,145	$6,007
Sep 20	$5,952	$14,902	$6,008
Oct 20	$5,265	$15,209	$5,310
Nov 20	$6,592	$16,615	$6,651
Dec 20	$7,951	$17,837	$8,038
Jan 21	$8,053	$18,384	$8,140
Feb 21	$7,978	$18,524	$8,065
Mar 21	$6,802	$18,245	$6,872
Apr 21	$6,933	$18,699	$7,005
May 21	$6,849	$18,913	$6,914
Jun 21	$6,448	$19,165	$6,527
Jul 21	$6,826	$17,876	$6,902
Aug 21	$7,352	$18,344	$7,434
Sep 21	$6,577	$17,615	$6,670
Oct 21	$6,577	$17,788	$6,643
Nov 21	$5,430	$17,063	$5,673
Dec 21	$5,763	$17,384	$5,814
Jan 22	$6,292	$17,054	$6,316
Feb 22	$5,873	$16,545	$5,936
Mar 22	$6,406	$16,171	$6,503
Apr 22	$6,892	$15,271	$6,991
May 22	$6,529	$15,339	$6,651
Jun 22	$6,033	$14,319	$6,110
Jul 22	$6,072	$14,284	$6,140
Aug 22	$7,175	$14,344	$7,288
Sep 22	$7,065	$12,662	$7,177
Oct 22	$8,588	$12,269	$8,720
Nov 22	$10,791	$14,089	$10,926
Dec 22	$11,897	$13,891	$12,050
Jan 23	$10,813	$14,988	$10,928
Feb 23	$11,377	$14,016	$11,545
Mar 23	$10,437	$14,441	$10,556
Apr 23	$9,894	$14,277	$10,024
May 23	$9,786	$14,037	$9,938
Jun 23	$9,270	$14,570	$9,374
Jul 23	$11,167	$15,477	$11,346
Aug 23	$12,349	$14,523	$12,588
Sep 23	$12,845	$14,144	$13,077
Oct 23	$11,224	$13,594	$11,424
Nov 23	$11,661	$14,682	$11,875
Dec 23	$10,807	$15,256	$10,990
Jan 24	$11,940	$14,548	$12,179
Feb 24	$12,550	$15,240	$12,805
Mar 24	$11,980	$15,575	$12,212
Apr 24	$13,447	$15,687	$13,731
May 24	$14,001	$15,776	$14,314
Jun 24	$14,269	$16,398	$14,521
Jul 24	$14,070	$16,447	$14,388
Aug 24	$12,573	$16,713	$12,864
Sep 24	$12,352	$17,829	$12,660
Oct 24	$11,361	$17,036	$11,622
Nov 24	$12,250	$16,424	$12,549
Dec 24	$12,288	$16,401	$12,618
Jan 25	$12,230	$16,694	$12,558
Feb 25	$11,640	$16,775	$11,912
Mar 25	$11,211	$16,881	$11,506
Apr 25	$10,448	$17,103	$10,690
May 25	$10,191	$17,833	$10,449
Jun 25	$11,105	$18,905	$11,417
Jul 25	$11,738	$19,273	$12,095
Aug 25	$12,146	$19,520	$12,500

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(3.40)%	15.35%	1.96%
MSCI Emerging Markets Index (Net)...
16.80	5.21	6.92
MSCI Turkey IMI 25/50 Index (Spliced)...
(2.83)	15.79	2.26

Key Fund statistics

Net Assets...
$174,475,879
Number of Portfolio Holdings...
90
Net Investment Advisory Fees...
$1,024,700
Portfolio Turnover Rate...
15%

The performance of the MSCI Turkey IMI 25/50 Index (Spliced) in this report reflects the performance of the MSCI Turkey Investable Market Index (Net) through May 28, 2019 and, beginning on May 29, 2019, the performance of the MSCI Turkey IMI 25/50 Index (Net).

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
28.4%
Financials...
21.7
Consumer Staples...
13.1
Materials...
11.4
Consumer Discretionary...
7.9
Energy...
4.9
Communication Services...
3.5
Real Estate...
3.5
Utilities...
3.2
Health Care...
2.3
Information Technology...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Aselsan Elektronik Sanayi ve Ticaret A.S...
7.6%
BIM Birlesik Magazalar A.S...
7.2
Akbank TAS...
6.4
Turkiye Petrol Rafinerileri A.S...
5.0
Turk Hava Yollari AO...
4.4
KOC Holding A.S...
4.1
Turkiye Is Bankasi A.S., Class C...
3.9
Turkcell Iletisim Hizmetleri A.S...
3.5
Yapi ve Kredi Bankasi A.S...
3.3
Eregli Demir ve Celik Fabrikalari TAS...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Turkey ETF

Annual Shareholder Report — August 31, 2025

TUR-08/25-AR

iShares MSCI USA Equal Weighted ETF

EUSA |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$9	0.09%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 10.80%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Equal Weighted Index returned 10.94%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector. Financial services companies, including investment banks and asset managers, benefited from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In the information technology sector, application software companies, spanning chip designers, data integrators, and financial software innovators, contributed as they accelerated their artificial intelligence (“AI”)-driven monetization through AI-native tools and platform enhancements. Industrials stocks were supported by robust demand for engines and services in commercial aviation, as well as government support for defense and infrastructure spending.

What detracted from performance?

Healthcare stocks were a modest detractor from the Fund’s performance during the reporting period, pressured by increasing regulatory scrutiny, personnel turmoil, and policy upheaval. Firms that provide life sciences tools and services faced additional headwinds due to government cutbacks and increasing competition from China.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,613	$10,278	$10,327
Oct 15	$10,291	$11,127	$11,057
Nov 15	$10,322	$11,164	$11,093
Dec 15	$10,042	$10,976	$10,792
Jan 16	$9,396	$10,392	$10,096
Feb 16	$9,477	$10,372	$10,184
Mar 16	$10,241	$11,085	$11,008
Apr 16	$10,401	$11,140	$11,181
May 16	$10,561	$11,346	$11,354
Jun 16	$10,555	$11,376	$11,351
Jul 16	$11,033	$11,809	$11,865
Aug 16	$11,054	$11,826	$11,889
Sep 16	$11,077	$11,838	$11,915
Oct 16	$10,795	$11,617	$11,613
Nov 16	$11,347	$12,036	$12,211
Dec 16	$11,456	$12,260	$12,330
Jan 17	$11,737	$12,516	$12,633
Feb 17	$12,112	$13,010	$13,041
Mar 17	$12,095	$13,029	$13,023
Apr 17	$12,197	$13,170	$13,136
May 17	$12,280	$13,348	$13,227
Jun 17	$12,431	$13,429	$13,388
Jul 17	$12,614	$13,703	$13,589
Aug 17	$12,516	$13,745	$13,484
Sep 17	$12,855	$14,024	$13,851
Oct 17	$13,005	$14,345	$14,014
Nov 17	$13,492	$14,780	$14,539
Dec 17	$13,643	$14,942	$14,705
Jan 18	$14,259	$15,798	$15,370
Feb 18	$13,663	$15,220	$14,730
Mar 18	$13,580	$14,849	$14,641
Apr 18	$13,600	$14,908	$14,666
May 18	$13,822	$15,274	$14,907
Jun 18	$13,961	$15,378	$15,058
Jul 18	$14,373	$15,932	$15,505
Aug 18	$14,712	$16,461	$15,873
Sep 18	$14,694	$16,536	$15,854
Oct 18	$13,558	$15,392	$14,629
Nov 18	$13,907	$15,693	$15,009
Dec 18	$12,530	$14,278	$13,521
Jan 19	$13,796	$15,453	$14,888
Feb 19	$14,337	$15,972	$15,475
Mar 19	$14,425	$16,269	$15,574
Apr 19	$14,968	$16,923	$16,162
May 19	$13,950	$15,856	$15,064
Jun 19	$14,994	$16,965	$16,196
Jul 19	$15,155	$17,225	$16,373
Aug 19	$14,678	$16,921	$15,894
Sep 19	$15,103	$17,222	$16,361
Oct 19	$15,300	$17,597	$16,535
Nov 19	$15,878	$18,257	$17,195
Dec 19	$16,269	$18,793	$17,588
Jan 20	$16,080	$18,846	$17,386
Feb 20	$14,685	$16,371	$14,793
Mar 20	$11,963	$14,296	$12,936
Apr 20	$13,623	$17,078	$14,728
May 20	$14,482	$17,965	$15,659
Jun 20	$14,712	$18,376	$15,907
Jul 20	$15,472	$18,431	$16,730
Aug 20	$16,172	$19,821	$16,282
Sep 20	$15,815	$20,158	$17,107
Oct 20	$15,734	$19,634	$17,022
Nov 20	$17,956	$21,906	$19,430
Dec 20	$18,734	$22,811	$20,275
Jan 21	$18,555	$22,600	$20,082
Feb 21	$19,521	$23,188	$21,129
Mar 21	$20,362	$24,059	$22,045
Apr 21	$21,382	$25,368	$23,153
May 21	$21,689	$25,493	$23,490
Jun 21	$22,049	$26,207	$23,884
Jul 21	$22,338	$26,830	$24,201
Aug 21	$22,860	$27,620	$24,769
Sep 21	$21,903	$26,315	$23,731
Oct 21	$23,160	$28,152	$25,096
Nov 21	$22,471	$27,867	$24,352
Dec 21	$23,516	$28,966	$25,485
Jan 22	$22,130	$27,332	$23,986
Feb 22	$21,864	$26,533	$23,698
Mar 22	$22,351	$27,463	$24,228
Apr 22	$20,572	$24,976	$22,300
May 22	$20,585	$24,921	$22,315
Jun 22	$18,673	$22,857	$20,242
Jul 22	$20,333	$24,988	$22,043
Aug 22	$19,677	$24,007	$21,330
Sep 22	$17,788	$21,776	$19,282
Oct 22	$19,367	$23,507	$20,995
Nov 22	$20,581	$24,788	$22,314
Dec 22	$19,511	$23,330	$21,154
Jan 23	$21,103	$23,535	$22,882
Feb 23	$20,404	$24,272	$22,124
Mar 23	$20,291	$25,132	$22,003
Apr 23	$20,196	$25,450	$21,900
May 23	$19,710	$25,616	$21,373
Jun 23	$21,215	$27,326	$23,007
Jul 23	$22,103	$28,271	$23,973
Aug 23	$21,386	$27,789	$23,250
Sep 23	$20,354	$26,486	$22,126
Oct 23	$19,457	$25,874	$21,109
Nov 23	$21,363	$28,313	$23,213
Dec 23	$22,944	$29,645	$24,883
Jan 24	$22,754	$30,129	$24,676
Feb 24	$23,794	$30,037	$24,042
Mar 24	$24,829	$30,986	$26,930
Apr 24	$23,561	$31,391	$25,557
May 24	$24,172	$32,895	$26,274
Jun 24	$24,154	$34,081	$26,209
Jul 24	$25,141	$32,636	$27,338
Aug 24	$25,755	$33,418	$26,020
Sep 24	$26,309	$34,149	$28,610
Oct 24	$26,035	$35,834	$28,315
Nov 24	$28,054	$38,082	$28,377
Dec 24	$26,305	$37,106	$26,613
Jan 25	$27,398	$36,164	$27,719
Feb 25	$27,012	$35,589	$27,312
Mar 25	$25,946	$33,518	$26,244
Apr 25	$25,460	$33,345	$25,746
May 25	$26,601	$35,496	$26,903
Jun 25	$27,566	$37,317	$27,880
Jul 25	$27,879	$38,170	$28,202
Aug 25	$28,538	$38,916	$28,867

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
10.80%	12.03%	11.06%
MSCI USA Index...
16.45	14.45	14.55
MSCI USA Equal Weighted Index...
10.94	12.13	11.18

Key Fund statistics

Net Assets...
$1,565,316,789
Number of Portfolio Holdings...
547
Net Investment Advisory Fees...
$1,089,253
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.1%
Financials...
15.7
Information Technology...
15.7
Health Care...
11.7
Consumer Discretionary...
9.3
Real Estate...
6.6
Consumer Staples...
6.3
Utilities...
5.4
Materials...
5.0
Energy...
4.2
Communication Services...
4.0
Security	Percent of Total InvestmentsFootnote Reference(a)
MongoDB, Inc., Class A...
0.3%
Pure Storage, Inc., Class A...
0.2
Snowflake, Inc...
0.2
Royal Caribbean Cruises Ltd...
0.2
Affirm Holdings, Inc., Class A...
0.2
Fair Isaac Corp...
0.2
Deckers Outdoor Corp...
0.2
UnitedHealth Group, Inc...
0.2
MetLife, Inc...
0.2
Rocket Lab Corp...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Equal Weighted ETF

Annual Shareholder Report — August 31, 2025

EUSA-08/25-AR

iShares MSCI Austria ETF

EWO |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$59	0.49%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 39.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Austria IMI 25/50 Index (Net) returned 39.50%.

What contributed to performance?

Despite weak economic growth, Austrian stocks experienced strong returns during the reporting period, helped by foreign capital inflows. The overwhelmingly leading contributor to the Fund’s return were diversified banks in the financials sector, which benefited from strong capital positions, and diversified exposures to central and eastern European countries. Likewise, insurance companies also gained due to exposure to central and eastern European markets, as well as strategic expansions and lower costs from weather-related claims. In the industrials sector, a construction company gained on strong demand in infrastructure and building construction across its European market, including the construction of large data centers, while a leading crane provider benefited as it shifted its revenue and geographical mix.

What detracted from performance?

Real estate stocks were the largest detractor from the Fund’s performance during the reporting period, negatively impacted by worsening financial conditions and weakened demand. Electricity producers in the utilities sector declined amid energy market volatility and geopolitical uncertainties.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,602	$9,537	$9,598
Oct 15	$10,289	$10,247	$10,303
Nov 15	$10,128	$10,035	$10,146
Dec 15	$10,171	$9,846	$10,190
Jan 16	$9,147	$9,176	$9,152
Feb 16	$9,135	$9,072	$9,143
Mar 16	$10,132	$9,809	$10,153
Apr 16	$10,422	$10,067	$10,445
May 16	$9,946	$9,897	$9,964
Jun 16	$9,235	$9,746	$9,238
Jul 16	$9,897	$10,228	$9,914
Aug 16	$10,211	$10,292	$10,234
Sep 16	$10,703	$10,419	$10,733
Oct 16	$10,749	$10,270	$10,787
Nov 16	$10,585	$10,032	$10,629
Dec 16	$10,890	$10,289	$10,941
Jan 17	$11,443	$10,653	$11,499
Feb 17	$11,502	$10,823	$11,562
Mar 17	$11,930	$11,097	$12,000
Apr 17	$12,903	$11,335	$12,983
May 17	$13,922	$11,703	$13,983
Jun 17	$14,126	$11,739	$14,191
Jul 17	$15,188	$12,172	$15,257
Aug 17	$15,268	$12,235	$15,346
Sep 17	$15,589	$12,462	$15,674
Oct 17	$15,922	$12,697	$16,012
Nov 17	$16,116	$12,800	$16,212
Dec 17	$16,612	$13,086	$16,717
Jan 18	$18,018	$13,815	$18,137
Feb 18	$17,069	$13,164	$17,190
Mar 18	$17,022	$12,931	$17,144
Apr 18	$17,022	$13,138	$17,141
May 18	$16,073	$12,834	$16,177
Jun 18	$15,586	$12,593	$15,682
Jul 18	$16,384	$12,894	$16,484
Aug 18	$15,731	$12,625	$15,832
Sep 18	$15,779	$12,682	$15,879
Oct 18	$14,644	$11,651	$14,741
Nov 18	$14,177	$11,761	$14,270
Dec 18	$12,759	$11,228	$12,831
Jan 19	$13,936	$12,077	$14,035
Feb 19	$14,048	$12,313	$14,157
Mar 19	$13,874	$12,386	$13,982
Apr 19	$14,709	$12,713	$14,840
May 19	$13,602	$12,031	$13,687
Jun 19	$14,269	$12,755	$14,363
Jul 19	$14,012	$12,601	$14,104
Aug 19	$13,518	$12,212	$13,594
Sep 19	$13,811	$12,526	$13,891
Oct 19	$14,692	$12,963	$14,794
Nov 19	$14,549	$13,078	$14,646
Dec 19	$15,019	$13,644	$15,129
Jan 20	$14,407	$13,278	$14,515
Feb 20	$12,910	$12,228	$13,011
Mar 20	$9,441	$10,457	$9,484
Apr 20	$10,355	$11,250	$10,419
May 20	$10,521	$11,618	$10,566
Jun 20	$10,701	$12,143	$10,723
Jul 20	$10,773	$12,685	$10,774
Aug 20	$11,277	$13,228	$11,288
Sep 20	$10,542	$12,902	$10,539
Oct 20	$10,247	$12,625	$10,250
Nov 20	$13,104	$14,323	$13,132
Dec 20	$14,533	$15,097	$14,600
Jan 21	$15,107	$15,130	$15,202
Feb 21	$15,529	$15,430	$15,623
Mar 21	$15,965	$15,625	$16,059
Apr 21	$16,765	$16,085	$16,863
May 21	$18,313	$16,570	$18,433
Jun 21	$17,589	$16,480	$17,672
Jul 21	$17,882	$16,209	$17,995
Aug 21	$18,550	$16,517	$18,679
Sep 21	$18,286	$15,988	$18,495
Oct 21	$18,630	$16,370	$18,792
Nov 21	$17,999	$15,632	$18,042
Dec 21	$19,001	$16,279	$19,220
Jan 22	$18,889	$15,679	$18,903
Feb 22	$16,709	$15,368	$16,949
Mar 22	$16,105	$15,393	$16,399
Apr 22	$15,243	$14,426	$15,525
May 22	$16,021	$14,530	$16,091
Jun 22	$13,815	$13,280	$13,819
Jul 22	$14,162	$13,734	$14,156
Aug 22	$13,248	$13,293	$13,381
Sep 22	$11,885	$11,964	$12,050
Oct 22	$13,064	$12,322	$13,157
Nov 22	$15,220	$13,776	$14,986
Dec 22	$14,883	$13,673	$14,967
Jan 23	$16,501	$14,782	$16,538
Feb 23	$16,708	$14,264	$16,905
Mar 23	$15,763	$14,612	$15,834
Apr 23	$16,447	$14,866	$16,523
May 23	$15,333	$14,325	$15,266
Jun 23	$16,285	$14,968	$16,237
Jul 23	$16,950	$15,577	$16,971
Aug 23	$16,243	$14,873	$16,264
Sep 23	$15,825	$14,404	$15,885
Oct 23	$15,598	$13,809	$15,556
Nov 23	$16,979	$15,052	$16,989
Dec 23	$17,843	$15,809	$17,856
Jan 24	$17,500	$15,652	$17,631
Feb 24	$17,008	$16,048	$16,963
Mar 24	$17,935	$16,525	$17,928
Apr 24	$18,087	$16,252	$18,163
May 24	$19,436	$16,724	$19,326
Jun 24	$18,910	$16,708	$18,856
Jul 24	$19,549	$17,095	$19,477
Aug 24	$20,149	$17,582	$20,108
Sep 24	$19,730	$18,055	$19,709
Oct 24	$18,741	$17,169	$18,586
Nov 24	$18,288	$17,014	$18,213
Dec 24	$18,660	$16,684	$18,615
Jan 25	$19,638	$17,356	$19,702
Feb 25	$21,255	$17,596	$21,227
Mar 25	$22,163	$17,557	$22,059
Apr 25	$23,433	$18,190	$23,444
May 25	$25,650	$19,024	$25,603
Jun 25	$26,926	$19,669	$26,762
Jul 25	$26,808	$19,613	$26,952
Aug 25	$28,061	$20,293	$28,050

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
39.27%	20.00%	10.87%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Austria IMI 25/50 Index (Net)...
39.50	19.97	10.86

Key Fund statistics

Net Assets...
$107,509,257
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$355,237
Portfolio Turnover Rate...
24%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
46.7%
Industrials...
16.3
Energy...
11.7
Materials...
11.3
Utilities...
7.0
Real Estate...
5.3
Information Technology...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Erste Group Bank AG...
22.0%
BAWAG Group AG...
12.7
OMV AG...
10.2
voestalpine AG...
4.7
ANDRITZ AG...
4.5
Verbund AG...
4.4
Wienerberger AG...
4.4
Raiffeisen Bank International AG...
4.3
DO & CO AG...
4.2
Vienna Insurance Group AG Wiener Versicherung Gruppe...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Austria ETF

Annual Shareholder Report — August 31, 2025

EWO-08/25-AR

iShares MSCI Italy ETF

EWI |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$59	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 35.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Italy 25/50 Index (Net) returned 35.54%.

What contributed to performance?

Italy’s economy experienced modest growth during the reporting period driven by domestic demand and supportive fiscal policies. Stock markets rallied, led by the financials sector, which was the largest contributor to the Fund’s return. Diversified banks registered solid performance, driven by strong fee-based revenue and aggressive merger and acquisition activity. Insurance companies also gained, supported by significant premium gains in both life and non-life policies, as well as higher investment returns. In the industrials sector, a company specializing in aerospace, defense, and security benefited from increased European defense spending, robust order intake, solid order backlog, and strategic joint ventures. Additionally, the world’s largest cable maker gained amid strong performance in its transmission and power grid segments, demand for grid investments in the United States and Europe, as well as proposed U.S. tariffs on copper. Through its U.S. business, the firm sources, manufactures, and then sells its copper products within the country, allowing it to mitigate the impact of tariffs.

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector were the largest detractors from the Fund’s return during the reporting period. Carmakers experienced lower shipment volumes across key markets and a product shift toward less profitable vehicles in Europe, while the ongoing threat of U.S. tariffs also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI Italy 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,668	$9,537	$9,666
Oct 15	$10,102	$10,247	$10,095
Nov 15	$9,776	$10,035	$9,781
Dec 15	$9,466	$9,846	$9,471
Jan 16	$8,174	$9,176	$8,178
Feb 16	$7,745	$9,072	$7,767
Mar 16	$8,344	$9,809	$8,369
Apr 16	$8,616	$10,067	$8,644
May 16	$8,255	$9,897	$8,273
Jun 16	$7,518	$9,746	$7,528
Jul 16	$7,833	$10,228	$7,850
Aug 16	$7,903	$10,292	$7,922
Sep 16	$7,707	$10,419	$7,725
Oct 16	$7,861	$10,270	$7,886
Nov 16	$7,623	$10,032	$7,649
Dec 16	$8,576	$10,289	$8,612
Jan 17	$8,364	$10,653	$8,398
Feb 17	$8,364	$10,823	$8,400
Mar 17	$9,105	$11,097	$9,150
Apr 17	$9,331	$11,335	$9,376
May 17	$9,836	$11,703	$9,871
Jun 17	$9,914	$11,739	$9,951
Jul 17	$10,658	$12,172	$10,697
Aug 17	$10,856	$12,235	$10,899
Sep 17	$11,251	$12,462	$11,300
Oct 17	$11,136	$12,697	$11,185
Nov 17	$11,176	$12,800	$11,214
Dec 17	$11,017	$13,086	$11,061
Jan 18	$12,249	$13,815	$12,293
Feb 18	$11,527	$13,164	$11,571
Mar 18	$11,566	$12,931	$11,619
Apr 18	$12,177	$13,138	$12,233
May 18	$10,811	$12,834	$10,845
Jun 18	$10,774	$12,593	$10,806
Jul 18	$11,146	$12,894	$11,182
Aug 18	$10,098	$12,625	$10,132
Sep 18	$10,314	$12,682	$10,350
Oct 18	$9,351	$11,651	$9,387
Nov 18	$9,403	$11,761	$9,442
Dec 18	$9,088	$11,228	$9,127
Jan 19	$9,874	$12,077	$9,916
Feb 19	$10,232	$12,313	$10,281
Mar 19	$10,439	$12,386	$10,505
Apr 19	$10,638	$12,713	$10,705
May 19	$9,780	$12,031	$9,827
Jun 19	$10,747	$12,755	$10,797
Jul 19	$10,607	$12,601	$10,656
Aug 19	$10,447	$12,212	$10,502
Sep 19	$10,724	$12,526	$10,779
Oct 19	$11,207	$12,963	$11,268
Nov 19	$11,253	$13,078	$11,318
Dec 19	$11,559	$13,644	$11,623
Jan 20	$11,296	$13,278	$11,365
Feb 20	$10,547	$12,228	$10,607
Mar 20	$8,148	$10,457	$8,198
Apr 20	$8,356	$11,250	$8,410
May 20	$8,803	$11,618	$8,859
Jun 20	$9,487	$12,143	$9,551
Jul 20	$9,851	$12,685	$9,918
Aug 20	$10,208	$13,228	$10,283
Sep 20	$9,685	$12,902	$9,761
Oct 20	$9,035	$12,625	$9,107
Nov 20	$11,409	$14,323	$11,507
Dec 20	$11,854	$15,097	$11,960
Jan 21	$11,371	$15,130	$11,471
Feb 21	$12,018	$15,430	$12,133
Mar 21	$12,574	$15,625	$12,685
Apr 21	$12,633	$16,085	$12,753
May 21	$13,401	$16,570	$13,523
Jun 21	$13,071	$16,480	$13,172
Jul 21	$13,123	$16,209	$13,257
Aug 21	$13,301	$16,517	$13,427
Sep 21	$12,788	$15,988	$12,982
Oct 21	$13,499	$16,370	$13,634
Nov 21	$12,686	$15,632	$12,757
Dec 21	$13,491	$16,279	$13,653
Jan 22	$13,331	$15,679	$13,300
Feb 22	$12,500	$15,368	$12,710
Mar 22	$12,097	$15,393	$12,390
Apr 22	$11,293	$14,426	$11,552
May 22	$11,818	$14,530	$11,898
Jun 22	$10,151	$13,280	$10,197
Jul 22	$10,424	$13,734	$10,437
Aug 22	$9,777	$13,293	$9,925
Sep 22	$9,094	$11,964	$9,277
Oct 22	$10,177	$12,322	$10,281
Nov 22	$11,783	$13,776	$11,662
Dec 22	$11,576	$13,673	$11,660
Jan 23	$12,966	$14,782	$13,028
Feb 23	$12,858	$14,264	$13,046
Mar 23	$13,014	$14,612	$13,178
Apr 23	$13,572	$14,866	$13,731
May 23	$12,752	$14,325	$12,790
Jun 23	$13,975	$14,968	$14,095
Jul 23	$14,716	$15,577	$14,899
Aug 23	$14,102	$14,873	$14,301
Sep 23	$13,355	$14,404	$13,579
Oct 23	$13,156	$13,809	$13,256
Nov 23	$14,492	$15,052	$14,648
Dec 23	$15,088	$15,809	$15,235
Jan 24	$14,885	$15,652	$15,210
Feb 24	$15,815	$16,048	$16,026
Mar 24	$16,793	$16,525	$17,062
Apr 24	$16,216	$16,252	$16,552
May 24	$17,312	$16,724	$17,441
Jun 24	$16,288	$16,708	$16,532
Jul 24	$16,958	$17,095	$17,186
Aug 24	$17,771	$17,582	$17,976
Sep 24	$17,771	$18,055	$18,035
Oct 24	$17,333	$17,169	$17,566
Nov 24	$16,580	$17,014	$16,798
Dec 24	$16,656	$16,684	$16,860
Jan 25	$17,831	$17,356	$18,196
Feb 25	$18,990	$17,596	$19,229
Mar 25	$19,568	$17,557	$19,732
Apr 25	$20,502	$18,190	$20,768
May 25	$22,127	$19,024	$22,381
Jun 25	$22,685	$19,669	$22,901
Jul 25	$22,691	$19,613	$23,099
Aug 25	$24,039	$20,293	$24,365

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
35.27%	18.69%	9.17%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Italy 25/50 Index (Net)...
35.54	18.83	9.31

Key Fund statistics

Net Assets...
$703,896,182
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$2,285,051
Portfolio Turnover Rate...
13%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
50.1%
Utilities...
15.2
Consumer Discretionary...
13.8
Industrials...
8.7
Energy...
6.3
Communication Services...
3.0
Health Care...
1.7
Consumer Staples...
1.2
Security	Percent of Total InvestmentsFootnote Reference(a)
UniCredit SpA...
14.8%
Intesa Sanpaolo SpA...
12.4
Enel SpA...
9.8
Ferrari N.V...
7.5
Eni SpA...
4.6
Generali...
4.4
Prysmian SpA...
4.4
Leonardo SpA...
4.2
Stellantis N.V...
3.6
Banco BPM SpA...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Italy ETF

Annual Shareholder Report — August 31, 2025

EWI-08/25-AR

iShares MSCI Netherlands ETF

EWN |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$52	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 6.66%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Netherlands IMI 25/50 Index (Spliced) returned 7.37%.

What contributed to performance?

Stocks in the financials sector were the largest contributor to the Fund’s return during the reporting period. Diversified banks benefited from increases in core lending and rising fee income from investment products. In the insurance segment, firms were supported by gains across life and non-life insurance segments, as well as pension reform, which has created growth opportunities for insurance companies. In the consumer discretionary sector, a company that manages global consumer internet companies gained amid strong earnings for its e-commerce portfolio and an attractive share buyback program.

What detracted from performance?

Stocks in the information technology sector were the largest detractors from the Fund’s performance during the reporting period. Notably, an innovative supplier to the semiconductor industry was weighed down by trade tensions and restrictions on trade with China, causing the firm’s management to cut guidance about its expected future financial performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI Netherlands IMI 25/50 Index (Spliced)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,522	$9,537	$9,523
Oct 15	$10,302	$10,247	$10,308
Nov 15	$10,090	$10,035	$10,100
Dec 15	$9,844	$9,846	$9,853
Jan 16	$9,540	$9,176	$9,556
Feb 16	$9,404	$9,072	$9,423
Mar 16	$10,152	$9,809	$10,174
Apr 16	$10,160	$10,067	$10,185
May 16	$10,251	$9,897	$10,281
Jun 16	$9,590	$9,746	$9,621
Jul 16	$10,053	$10,228	$10,089
Aug 16	$10,332	$10,292	$10,377
Sep 16	$10,453	$10,419	$10,512
Oct 16	$10,207	$10,270	$10,270
Nov 16	$9,857	$10,032	$9,922
Dec 16	$10,229	$10,289	$10,304
Jan 17	$10,423	$10,653	$10,504
Feb 17	$10,774	$10,823	$10,857
Mar 17	$11,361	$11,097	$11,451
Apr 17	$11,872	$11,335	$11,960
May 17	$12,459	$11,703	$12,560
Jun 17	$12,290	$11,739	$12,389
Jul 17	$13,103	$12,172	$13,220
Aug 17	$13,064	$12,235	$13,190
Sep 17	$13,415	$12,462	$13,548
Oct 17	$13,556	$12,697	$13,696
Nov 17	$13,500	$12,800	$13,646
Dec 17	$13,646	$13,086	$13,799
Jan 18	$14,484	$13,815	$14,651
Feb 18	$13,753	$13,164	$13,917
Mar 18	$13,710	$12,931	$13,881
Apr 18	$13,878	$13,138	$14,052
May 18	$13,444	$12,834	$13,620
Jun 18	$13,397	$12,593	$13,578
Jul 18	$13,886	$12,894	$14,079
Aug 18	$13,598	$12,625	$13,798
Sep 18	$13,196	$12,682	$13,393
Oct 18	$12,151	$11,651	$12,338
Nov 18	$12,366	$11,761	$12,559
Dec 18	$11,600	$11,228	$11,786
Jan 19	$12,447	$12,077	$12,652
Feb 19	$13,027	$12,313	$13,249
Mar 19	$13,110	$12,386	$13,338
Apr 19	$13,883	$12,713	$14,130
May 19	$13,013	$12,031	$13,250
Jun 19	$13,913	$12,755	$14,173
Jul 19	$13,999	$12,601	$14,265
Aug 19	$13,756	$12,212	$14,026
Sep 19	$14,102	$12,526	$14,383
Oct 19	$14,354	$12,963	$14,647
Nov 19	$14,692	$13,078	$14,998
Dec 19	$15,235	$13,644	$15,557
Jan 20	$14,793	$13,278	$15,111
Feb 20	$13,623	$12,228	$13,920
Mar 20	$11,852	$10,457	$12,118
Apr 20	$12,936	$11,250	$13,234
May 20	$13,831	$11,618	$14,157
Jun 20	$14,851	$12,143	$15,208
Jul 20	$15,487	$12,685	$15,863
Aug 20	$16,078	$13,228	$16,479
Sep 20	$15,842	$12,902	$16,243
Oct 20	$15,433	$12,625	$15,833
Nov 20	$17,769	$14,323	$18,228
Dec 20	$18,921	$15,097	$19,415
Jan 21	$19,349	$15,130	$19,863
Feb 21	$20,106	$15,430	$20,649
Mar 21	$20,986	$15,625	$21,566
Apr 21	$21,971	$16,085	$22,584
May 21	$22,623	$16,570	$23,209
Jun 21	$22,217	$16,480	$22,792
Jul 21	$22,924	$16,209	$23,531
Aug 21	$24,264	$16,517	$24,963
Sep 21	$22,663	$15,988	$23,368
Oct 21	$23,851	$16,370	$24,586
Nov 21	$22,493	$15,632	$23,095
Dec 21	$23,157	$16,279	$23,935
Jan 22	$21,342	$15,679	$21,798
Feb 22	$19,938	$15,368	$20,637
Mar 22	$19,530	$15,393	$20,389
Apr 22	$17,733	$14,426	$18,547
May 22	$18,134	$14,530	$18,715
Jun 22	$16,227	$13,280	$16,816
Jul 22	$17,742	$13,734	$18,193
Aug 22	$15,992	$13,293	$16,579
Sep 22	$14,257	$11,964	$14,953
Oct 22	$15,242	$12,322	$15,814
Nov 22	$18,291	$13,776	$18,360
Dec 22	$17,572	$13,673	$18,074
Jan 23	$19,841	$14,782	$20,412
Feb 23	$19,114	$14,264	$19,888
Mar 23	$19,879	$14,612	$20,576
Apr 23	$19,851	$14,866	$20,565
May 23	$19,629	$14,325	$20,243
Jun 23	$20,535	$14,968	$21,273
Jul 23	$21,211	$15,577	$22,088
Aug 23	$19,553	$14,873	$20,355
Sep 23	$18,047	$14,404	$18,828
Oct 23	$17,760	$13,809	$18,379
Nov 23	$20,026	$15,052	$20,809
Dec 23	$21,322	$15,809	$22,133
Jan 24	$21,786	$15,652	$22,792
Feb 24	$22,813	$16,048	$23,679
Mar 24	$23,665	$16,525	$24,619
Apr 24	$22,861	$16,252	$24,049
May 24	$24,522	$16,724	$25,378
Jun 24	$24,233	$16,708	$25,401
Jul 24	$23,887	$17,095	$24,849
Aug 24	$24,583	$17,582	$25,626
Sep 24	$24,609	$18,055	$25,729
Oct 24	$22,516	$17,169	$23,501
Nov 24	$22,000	$17,014	$23,097
Dec 24	$21,821	$16,684	$22,827
Jan 25	$22,617	$17,356	$23,850
Feb 25	$23,122	$17,596	$24,108
Mar 25	$22,834	$17,557	$23,734
Apr 25	$23,930	$18,190	$24,954
May 25	$25,803	$19,024	$27,068
Jun 25	$26,962	$19,669	$28,128
Jul 25	$25,305	$19,613	$26,733
Aug 25	$26,220	$20,293	$27,515

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
6.66%	10.28%	10.12%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Netherlands IMI 25/50 Index (Spliced)...
7.37	10.80	10.65

Key Fund statistics

Net Assets...
$251,846,522
Number of Portfolio Holdings...
57
Net Investment Advisory Fees...
$1,300,270
Portfolio Turnover Rate...
12%

The performance of the MSCI Netherlands IMI 25/50 Index (Spliced) in this report reflects the performance of the MSCI Netherlands Investable Market Index (Net) through August 31, 2017 and, beginning on September 1, 2017, the performance of the MSCI Netherlands IMI 25/50 Index (Net).

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.6%
Financials...
22.9
Industrials...
12.5
Consumer Staples...
11.6
Consumer Discretionary...
10.5
Communication Services...
5.7
Materials...
4.7
Health Care...
3.3
Energy...
1.4
Real Estate...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
ASML Holding N.V...
22.3%
Prosus N.V., Class N...
9.3
ING Groep N.V...
8.3
Adyen N.V...
4.3
Koninklijke Ahold Delhaize N.V...
4.2
Wolters Kluwer N.V...
3.4
Universal Music Group N.V...
3.1
AerCap Holdings N.V...
2.8
Heineken N.V...
2.7
ASM International N.V...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Netherlands ETF

Annual Shareholder Report — August 31, 2025

EWN-08/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seven series of the registrant for which the fiscal year-end is August 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $110,700 for the fiscal year ended August 31, 2024 and $110,700 for the fiscal year ended August 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2024 and August 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $67,900 for the fiscal year ended August 31, 2024 and $67,900 for the fiscal year ended August 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2024 and August 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $67,900 for the fiscal year ended August 31, 2024 and $67,900 for the fiscal year ended August 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI Australia ETF | EWA | NYSE Arca
iShares MSCI Mexico ETF | EWW | NYSE Arca
iShares MSCI Turkey ETF | TUR | NASDAQ
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 39

iShares
®
MSCI Australia ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  31 .4%
ANZ Group Holdings Ltd. ................... 3,407,047 $ 74,866,906
Commonwealth Bank of Australia .............. 1,911,019 212,405,908
National Australia Bank Ltd. .................. 3,497,846 97,619,926
Westpac Banking Corp. .................... 3,907,820 98,434,338
483,327,078
a
Biotechnology  —  5 .0%
CSL Ltd. ............................... 552,949 76,919,431
a
Broadline Retail  —  5 .0%
Wesfarmers Ltd. ......................... 1,295,869 77,620,655
a
Capital Markets  —  4 .5%
ASX Ltd. .............................. 222,051 9,070,504
Macquarie Group Ltd. ...................... 413,481 60,644,094
69,714,598
a
Commercial Services & Supplies  —  1 .7%
Brambles Ltd. ........................... 1,561,045 26,455,247
a
Construction Materials  —  0 .9%
James Hardie Industries PLC
(a)
............... 660,225 13,408,520
a
Consumer Staples Distribution & Retail  —  3 .3%
Coles Group Ltd. ......................... 1,529,909 23,883,422
Woolworths Group Ltd. ..................... 1,393,369 26,228,583
50,112,005
a
Diversified REITs  —  0 .7%
Stockland .............................. 2,741,940 11,105,283
a
Diversified Telecommunication Services  —  0 .9%
Telstra Group Ltd. ........................ 4,550,418 14,558,063
a
Electric Utilities  —  1 .1%
Origin Energy Ltd. ........................ 1,967,798 16,601,213
a
Financial Services  —  0 .5%
Washington H Soul Pattinson & Co. Ltd. ......... 272,928 7,801,803
a
Gas Utilities  —  0 .6%
APA Group ............................. 1,488,826 8,574,300
a
Health Care Equipment & Supplies  —  1 .0%
Cochlear Ltd. ........................... 74,692 14,708,003
a
Health Care Providers & Services  —  1 .2%
Sigma Healthcare Ltd.
(b)
.................... 5,281,579 10,761,344
Sonic Healthcare Ltd. ...................... 536,178 8,422,002
19,183,346
a
Health Care Technology  —  0 .8%
Pro Medicus Ltd.
(b)
........................ 65,639 12,749,364
a
Hotels, Restaurants & Leisure  —  2 .6%
Aristocrat Leisure Ltd. ...................... 642,112 30,446,735
Lottery Corp. Ltd. (The) ..................... 2,542,561 9,768,050
40,214,785
a
Industrial REITs  —  3 .4%
Goodman Group ......................... 2,319,484 51,906,244
a
Insurance  —  4 .4%
Insurance Australia Group Ltd. ................ 2,703,571 15,380,400
Medibank Pvt Ltd. ........................ 3,146,997 10,484,166
Security Shares Value
a
Insurance (continued)
QBE Insurance Group Ltd. .................. 1,722,353 $ 24,334,679
Suncorp Group Ltd. ....................... 1,235,530 17,170,385
67,369,630
a
Interactive Media & Services  —  1 .4%
CAR Group Ltd. .......................... 431,504 11,382,192
REA Group Ltd. .......................... 60,400 9,891,620
21,273,812
a
Metals & Mining  —  17 .4%
BHP Group Ltd. .......................... 5,796,556 161,567,201
BlueScope Steel Ltd. ...................... 500,575 7,499,464
Evolution Mining Ltd. ...................... 2,287,844 13,125,082
Fortescue Ltd. ........................... 1,931,552 24,363,000
Northern Star Resources Ltd. ................. 1,549,117 19,332,619
Rio Tinto Ltd. ........................... 423,432 31,984,806
South32 Ltd. ............................ 5,154,831 9,101,907
266,974,079
a
Oil, Gas & Consumable Fuels  —  3 .7%
Santos Ltd. ............................. 3,710,091 19,423,589
Woodside Energy Group Ltd. ................. 2,169,323 37,393,687
56,817,276
a
Passenger Airlines  —  0 .4%
Qantas Airways Ltd. ....................... 846,604 6,486,871
a
Professional Services  —  1 .0%
Computershare Ltd. ....................... 594,443 14,793,234
a
Retail REITs  —  1 .5%
Scentre Group ........................... 5,948,530 15,854,496
Vicinity Ltd. ............................. 4,420,253 7,484,138
23,338,634
a
Software  —  2 .3%
WiseTech Global Ltd. ...................... 228,966 15,169,423
Xero Ltd.
(a)
............................. 187,987 20,045,595
35,215,018
a
Trading Companies & Distributors  —  0 .5%
SGH Ltd. .............................. 232,136 7,644,120
a
Transportation Infrastructure  —  2 .2%
Transurban Group ........................ 3,551,862 33,877,992
a
Total Long-Term Investments — 99.4%
(Cost: $ 1,533,917,294 ) ............................... 1,528,750,604
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 947,756 948,230
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 480,885 480,885
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,429,027 ) .................................. 1,429,115
Total Investments — 99.5%
(Cost: $ 1,535,346,321 ) ............................... 1,530,179,719
Other Assets Less Liabilities — 0 .5% ..................... 8,123,613
Net Assets — 100.0% ................................. $ 1,538,303,332

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Australia ETF

2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,633,735 $ — $ (5,686,997)
(a)
$ 2,618 $ (1,126) $ 948,230 947,756 $ 12,861
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 420,000 60,885
(a)
— — — 480,885 480,885 35,924 —
$ 2,618 $ (1,126)
$ 1,429,115
$ 48,785 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 70 09/18/25 $ 10,235 $ 175,369
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 175,369 $ — $ — $ — $ 175,369
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 60,812 $ — $ — $ — $ 60,812
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (4,073) $ — $ — $ — $ (4,073)

iShares
®
MSCI Australia ETF
Schedule of Investments
(continued)
August 31, 2025

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,692,929
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,528,750,604  $ —  $ 1,528,750,604
Short-Term Securities
Money Market Funds ...................................... 1,429,115  —  —  1,429,115
$ 1,429,115  $ 1,528,750,604  $ —  $ 1,530,179,719
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 175,369  $ —  $ —  $ 175,369
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2025
iShares
®
MSCI Mexico ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  15 .9%
Banco del Bajio SA
(a)
...................... 8,614,440 $ 20,547,825
Grupo Financiero Banorte SAB de CV , Class O .... 21,501,095 196,642,659
Grupo Financiero Inbursa SAB de CV , Series O .... 17,711,544 46,678,499
Regional SAB de CV ...................... 2,669,138 20,768,781
284,637,764
a
Beverages  —  11 .3%
Arca Continental SAB de CV ................. 4,950,500 50,495,657
Coca-Cola Femsa SAB de CV ................ 3,376,258 28,664,140
Fomento Economico Mexicano SAB de CV ....... 14,275,549 123,653,353
202,813,150
a
Capital Markets  —  0 .6%
Bolsa Mexicana de Valores SAB de CV .......... 5,632,315 11,473,151
a
Chemicals  —  1 .2%
Alpek SAB de CV ........................ 8,921,419 4,201,520
Controladora Alpek SAB de CV
(b)
.............. 49,891,928 6,950,040
Orbia Advance Corp. SAB de CV .............. 12,251,235 9,740,862
20,892,422
a
Construction Materials  —  5 .7%
Cemex SAB de CV , NVS .................... 93,165,487 84,307,915
GCC SAB de CV ......................... 1,837,110 17,126,477
101,434,392
a
Consumer Finance  —  1 .6%
Gentera SAB de CV ....................... 11,939,779 29,170,560
a
Consumer Staples Distribution & Retail  —  9 .1%
Grupo Comercial Chedraui SA de CV
(c)
.......... 2,997,463 24,232,484
La Comer SAB de CV ...................... 4,200,177 9,462,747
Wal-Mart de Mexico SAB de CV ............... 43,278,403 129,201,029
162,896,260
a
Diversified REITs  —  2 .7%
Concentradora Fibra Danhos SA de CV .......... 5,855,352 8,235,044
Fibra Uno Administracion SA de CV ............ 28,518,163 40,093,043
48,328,087
a
Diversified Telecommunication Services  —  0 .7%
Operadora De Sites Mexicanos SAB de CV
(c)
...... 14,856,634 13,515,800
a
Food Products  —  5 .4%
Alfa SAB de CV , Class A .................... 36,451,565 27,361,377
Gruma SAB de CV , Class B .................. 1,695,890 29,154,825
Grupo Bimbo SAB de CV , Class A
(c)
............ 12,754,037 39,667,382
96,183,584
a
Hotels, Restaurants & Leisure  —  1 .0%
Alsea SAB de CV
(b)
....................... 5,966,032 17,158,595
a
Household Products  —  1 .6%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 15,478,908 29,067,788
a
Industrial Conglomerates  —  2 .0%
Grupo Carso SAB de CV , Series A1 ............ 5,531,067 36,645,597
a
Industrial REITs  —  3 .0%
FIBRA Macquarie Mexico
(a)
.................. 9,165,336 15,291,519
Prologis Property Mexico SA de CV ............ 10,325,181 38,076,681
53,368,200
a
Security Shares Value
a
Insurance  —  1 .1%
Qualitas Controladora SAB de CV ............. 2,120,073 $ 19,116,949
a
Media  —  1 .8%
Grupo Televisa SAB, CPO ................... 28,643,938 15,807,151
Megacable Holdings SAB de CV, CPO .......... 5,488,113 15,904,634
31,711,785
a
Metals & Mining  —  13 .2%
Grupo Mexico SAB de CV , Class B ............. 26,330,873 172,604,801
Industrias Penoles SAB de CV
(b)
............... 1,939,412 63,226,629
235,831,430
a
Passenger Airlines  —  0 .5%
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(b) (c)
................................ 15,191,256 9,343,707
a
Pharmaceuticals  —  0 .6%
Genomma Lab Internacional SAB de CV , Class B ... 8,956,279 10,734,387
a
Real Estate Management & Development  —  1 .4%
Corp Inmobiliaria Vesta SAB de CV ............ 8,933,119 24,615,195
a
Transportation Infrastructure  —  11 .0%
Grupo Aeroportuario del Centro Norte SAB de CV ... 2,884,502 36,891,397
Grupo Aeroportuario del Pacifico SAB de CV , Class B 3,229,324 77,661,570
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,728,373 56,395,641
Promotora y Operadora de Infraestructura SAB de CV 2,039,209 25,512,373
196,460,981
a
Wireless Telecommunication Services  —  8 .4%
America Movil SAB de CV , Class B ............. 151,080,314 150,396,326
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,961,321,493 ) ............................... 1,785,796,110
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d) (e) (f)
...................... 19,374,825 19,384,512
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(d) (e)
............................ 690,640 690,640
a
Total Short-Term Securities — 1.1%
(Cost: $ 20,071,692 ) ................................. 20,075,152
Total Investments — 100.9%
(Cost: $ 1,981,393,185 ) ............................... 1,805,871,262
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (15,453,831)
Net Assets — 100.0% ................................. $ 1,790,417,431
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Mexico ETF
Schedule of Investments
(continued)
August 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,678,121 $ 12,710,605
(a)
$ — $ (3,099) $ (1,115) $ 19,384,512 19,374,825 $ 201,466
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 730,000 — (39,360)
(a)
— — 690,640 690,640 48,546 —
$ (3,099) $ (1,115)
$ 20,075,152
$ 250,012 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index .................................................................. 118 09/19/25 $ 3,713 $ 30,583
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 30,583 $ — $ — $ — $ 30,583
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 44,219 $ — $ — $ — $ 44,219
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 222,572 $ — $ — $ — $ 222,572
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,587,494
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Mexico ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,785,796,110  $ —  $ —  $ 1,785,796,110
Short-Term Securities
Money Market Funds ...................................... 20,075,152  —  —  20,075,152
$ 1,805,871,262  $ —  $ —  $ 1,805,871,262
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 30,583  $ —  $ —  $ 30,583
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Turkey ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  7 .6%
Aselsan Elektronik Sanayi ve Ticaret A.S. ........ 2,957,514 $ 13,181,073
a
Air Freight & Logistics  —  0 .6%
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a) (b)
...... 2,559,589 1,065,583
a
Automobile Components  —  0 .3%
Ege Endustri ve Ticaret A.S. ................. 2,511 530,194
a
Automobiles  —  3 .6%
Ford Otomotiv Sanayi A.S. .................. 1,736,684 4,719,796
Tofas Turk Otomobil Fabrikasi A.S. ............. 266,660 1,624,052
6,343,848
a
Banks  —  16 .5%
Akbank TAS ............................ 6,727,672 11,168,375
Haci Omer Sabanci Holding A.S. .............. 2,246,959 5,148,160
Turkiye Is Bankasi A.S. , Class C ............... 18,562,590 6,795,249
Yapi ve Kredi Bankasi A.S.
(a)
................. 7,125,595 5,698,268
28,810,052
a
Beverages  —  1 .6%
Anadolu Efes Biracilik ve Malt Sanayii A.S.
(b)
...... 5,776,872 2,377,019
Coca-Cola Icecek A.S. ..................... 389,424 466,845
2,843,864
a
Capital Markets  —  1 .7%
Is Yatirim Menkul Degerler A.S. ............... 891,114 944,227
Tera Yatirim Menkul Degerler A.S.
(a)
............ 82,931 1,390,665
Verusa Holding A.S. ....................... 52,282 581,299
2,916,191
a
Chemicals  —  2 .2%
Gubre Fabrikalari TAS
(a)
.................... 175,924 1,246,483
Hektas Ticaret TAS
(a) (b)
..................... 9,702,218 1,033,210
Petkim Petrokimya Holding A.S.
(a) (b)
............. 3,208,984 1,560,316
Sasa Polyester Sanayi A.S.
(a)
................. 48,607 5,540
3,845,549
a
Construction & Engineering  —  1 .4%
Enka Insaat ve Sanayi A.S. .................. 1 2
Girsim Elektrik Sanayi Taahut ve Ticaret A.S.
(a)
..... 311,367 360,830
Kontrolmatik Enerji ve Muhendislik A.S. .......... 215,163 144,218
Ral Yatirim Holding A.S.
(a)
................... 276,807 880,589
Tekfen Holding A.S.
(a)
...................... 406,141 1,031,453
2,417,092
a
Construction Materials  —  2 .5%
Akcansa Cimento A.S. ..................... 106,243 350,816
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 5,014,432 489,896
Cimsa Cimento Sanayi ve Ticaret A.S.
(b)
......... 602,149 708,899
Konya Cimento Sanayii A.S.
(a)
................ 797 106,018
Nuh Cimento Sanayi A.S. ................... 195,254 1,124,617
Oyak Cimento Fabrikalari A.S.
(a)
............... 2,051,643 1,219,818
Visne Madencilik Uretim Sanayi ve Ticaret A.S.
(a)
.... 58,548 296,813
4,296,877
a
Consumer Staples Distribution & Retail  —  9 .8%
BIM Birlesik Magazalar A.S. .................. 973,446 12,538,462
Grainturk Tarim A.S. ....................... 78,144 841,310
Migros Ticaret A.S. ........................ 235,223 2,777,307
Sok Marketler Ticaret A.S. ................... 888,338 871,248
17,028,327
a
Security Shares Value
a
Diversified REITs  —  1 .0%
Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........ 406,418 $ 701,486
Ziraat Gayrimenkul Yatirim Ortakligi A.S. ......... 1,966,766 1,105,088
1,806,574
a
Electric Utilities  —  0 .9%
Enerjisa Enerji A.S.
(c)
...................... 819,900 1,574,593
a
Electrical Equipment  —  1 .3%
Astor Transformator Enerji Turizm ve Petrol San. Tic.
A.S.
(b)
............................... 642,033 1,844,127
Europower Enerji ve Otomasyon Teknolojileri Sanayi
Ticaret A.S.
(a)
.......................... 473,070 335,831
2,179,958
a
Financial Services  —  2 .3%
Destek Finans Faktoring A.S.
(a)
................ 179,953 3,323,757
Turkiye Sinai Kalkinma Bankasi A.S.
(a)
........... 1,956,156 690,234
4,013,991
a
Food Products  —  1 .6%
Efor Cay Sanayi Ticaret A.S. ................. 183,196 574,331
Lydia Yesil Enerji Kaynaklari Anonimsirketi
(a)
....... 1,097 354,114
OBA Makarnacilik Sanayi ve Ticaret A.S. ......... 280,534 334,071
Ulker Biskuvi Sanayi A.S.
(b)
.................. 577,222 1,591,741
2,854,257
a
Gas Utilities  —  1 .6%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A.S.
(a)
... 1,368,424 1,137,374
Aygaz A.S. ............................. 90,821 370,811
Enerya Enerji A.S. ........................ 4,732,919 1,267,330
2,775,515
a
Ground Transportation  —  1 .5%
LDR Turizm A.S. ......................... 100,057 712,478
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a)
......... 717,027 1,904,637
2,617,115
a
Health Care Providers & Services  —  1 .8%
MLP Saglik Hizmetleri A.S.
(a) (c)
................ 308,018 2,678,435
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 251,994 530,455
3,208,890
a
Hotels, Restaurants & Leisure  —  0 .4%
TAB Gida Sanayi ve Ticaret A.S. ............... 134,328 704,004
a
Household Durables  —  0 .3%
Arcelik A.S.
(a)
............................ 138,782 462,294
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Aksa Enerji Uretim A.S.
(a)
................... 490,107 460,146
Margun Enerji Uretim Sanayi ve Ticaret A.S.
(a)
..... 596,554 737,220
1,197,366
a
Industrial Conglomerates  —  7 .0%
AG Anadolu Grubu Holding A.S. ............... 732,784 511,411
Alarko Holding A.S.
(b)
...................... 492,242 1,050,228
Kiler Holding A.S.
(a)
....................... 681,265 1,062,937
KOC Holding A.S. ........................ 1,618,301 7,214,549
Turkiye Sise ve Cam Fabrikalari A.S.
(b)
.......... 2,425,170 2,400,985
12,240,110
a
Industrial REITs  —  0 .4%
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 1,240,384 707,800
a
Insurance  —  1 .2%
Anadolu Anonim Turk Sigorta Sirketi ............ 1,283,247 696,707
Anadolu Hayat Emeklilik A.S. ................. 175,622 379,648

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Turkey ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
Turkiye Sigorta A.S. ....................... 4,172,143 $ 1,013,948
2,090,303
a
Machinery  —  0 .9%
Otokar Otomotiv ve Savunma Sanayi A.S.
(a)
....... 59,441 815,893
Turk Traktor ve Ziraat Makineleri A.S. ........... 51,373 772,203
1,588,096
a
Metals & Mining  —  6 .7%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a) (b)
.............................. 56,713 703,407
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 7,653,540 5,557,658
Kardemir Karabuk Demir Celik Sanayi ve Ticaret
A.S.
(a) (b)
.............................. 2,352,697 1,682,979
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class A
(a)
............................. 474,239 456,993
Kocaer Celik Sanayi ve Ticaret A.S. ............ 1,131,276 422,209
Koza Anadolu Metal Madencilik Isletmeleri A.S.
(a)
... 623,526 1,198,040
Turk Altin Isletmeleri A.S.
(a)
.................. 2,771,467 1,622,567
11,643,853
a
Oil, Gas & Consumable Fuels  —  4 .9%
Turkiye Petrol Rafinerileri A.S. ................ 2,059,190 8,621,861
a
Passenger Airlines  —  6 .5%
Pegasus Hava Tasimaciligi A.S.
(a)
.............. 584,693 3,539,178
Turk Hava Yollari AO ...................... 947,534 7,718,104
11,257,282
a
Pharmaceuticals  —  0 .4%
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A.S. .. 175,239 764,881
a
Real Estate Management & Development  —  0 .3%
LYDIA HOLDING A.S.
(a)
..................... 166,891 527,270
a
Residential REITs  —  1 .7%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 5,934,905 2,988,081
a
Semiconductors & Semiconductor Equipment  —  0 .1%
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi
ve Ticaret A.S.
(a)
........................ 234,286 175,939
a
Security Shares Value
a
Specialty Retail  —  1 .4%
Dogan Sirketler Grubu Holding A.S. ............ 3,383,078 $ 1,583,261
Dogus Otomotiv Servis ve Ticaret A.S. .......... 182,091 836,829
2,420,090
a
Textiles, Apparel & Luxury Goods  —  1 .9%
Aksa Akrilik Kimya Sanayii A.S. ............... 5,217,751 1,341,608
Mavi Giyim Sanayi ve Ticaret A.S. , Class B
(c)
...... 1,788,176 1,943,115
3,284,723
a
Transportation Infrastructure  —  1 .7%
TAV Havalimanlari Holding A.S.
(a)
.............. 480,478 2,960,881
a
Wireless Telecommunication Services  —  3 .5%
Turkcell Iletisim Hizmetleri A.S. ................ 2,664,071 6,141,969
a
Total Long-Term Investments — 99.8%
(Cost: $ 178,751,444 ) ................................ 174,086,346
a
Short-Term Securities
Money Market Funds  —  8 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d) (e) (f)
...................... 13,958,903 13,965,882
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(d) (e)
............................ 1 1
a
Total Short-Term Securities — 8.0%
(Cost: $ 13,965,097 ) ................................. 13,965,883
Total Investments — 107.8%
(Cost: $ 192,716,541 ) ................................ 188,052,229
Liabilities in Excess of Other Assets — ( 7 .8 ) % ............... (13,576,350)
Net Assets — 100.0% ................................. $ 174,475,879
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,831,944 $ 11,134,529
(a)
$ — $ (1,359) $ 768 $ 13,965,882 13,958,903 $ 284,227
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 120,000 — (119,999)
(a)
— — 1 1 6,483 —
$ (1,359) $ 768
$ 13,965,883
$ 290,710 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Turkey ETF
Schedule of Investments
(continued)
August 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 5 09/19/25 $ 316 $ (312)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 312 $ — $ — $ — $ 312
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (98,569) $ — $ — $ — $ (98,569)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,039) $ — $ — $ — $ (1,039)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 92,763
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Turkey ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 39,102,740  $ 134,983,606  $ —  $ 174,086,346
Short-Term Securities
Money Market Funds ...................................... 13,965,883  —  —  13,965,883
$ 53,068,623  $ 134,983,606  $ —  $ 188,052,229
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (312) $ —  $ —  $ (312)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .4%
Axon Enterprise, Inc.
(a)
..................... 3,794 $ 2,835,218
Boeing Co. (The)
(a)
........................ 12,198 2,862,627
General Dynamics Corp. .................... 9,030 2,930,867
General Electric Co. ....................... 10,661 2,933,907
HEICO Corp. ........................... 3,894 1,215,006
HEICO Corp. , Class A ...................... 6,744 1,652,347
Howmet Aerospace, Inc. .................... 16,309 2,839,397
L3Harris Technologies, Inc. .................. 10,534 2,924,449
Lockheed Martin Corp. ..................... 6,515 2,968,429
Northrop Grumman Corp. ................... 4,866 2,871,135
Rocket Lab Corp.
(a) (b)
...................... 66,578 3,235,691
RTX Corp. ............................. 18,387 2,916,178
Textron, Inc. ............................ 35,662 2,858,666
TransDigm Group, Inc. ..................... 2,033 2,843,923
37,887,840
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 23,315 3,000,640
Expeditors International of Washington, Inc. ....... 23,438 2,825,217
FedEx Corp. ............................ 12,365 2,857,181
United Parcel Service, Inc. , Class B ............ 32,175 2,813,382
11,496,420
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 38,417 3,055,304
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 251,210 2,956,742
General Motors Co. ....................... 50,812 2,977,075
Rivian Automotive, Inc. , Class A
(a) (b)
............. 236,068 3,203,443
Tesla, Inc.
(a)
............................. 8,484 2,832,553
11,969,813
a
Banks  —  2 .7%
Bank of America Corp. ..................... 59,703 3,029,330
Citigroup, Inc. ........................... 30,294 2,925,492
Citizens Financial Group, Inc. ................ 59,666 3,119,338
Fifth Third Bancorp ....................... 68,107 3,117,257
First Citizens BancShares, Inc. , Class A .......... 1,492 2,959,994
Huntington Bancshares, Inc. ................. 173,420 3,088,610
JPMorgan Chase & Co. .................... 9,747 2,937,941
KeyCorp ............................... 155,189 3,004,459
M&T Bank Corp. ......................... 15,095 3,044,058
PNC Financial Services Group, Inc. (The) ........ 15,140 3,140,642
Regions Financial Corp. .................... 112,836 3,090,578
Truist Financial Corp. ...................... 63,352 2,966,141
U.S. Bancorp ........................... 61,869 3,021,063
Wells Fargo & Co. ........................ 36,311 2,984,038
42,428,941
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 94,175 2,819,600
Coca-Cola Co. (The) ...................... 41,307 2,849,770
Constellation Brands, Inc. , Class A ............. 16,817 2,723,345
Keurig Dr Pepper, Inc. ..................... 82,342 2,395,329
Molson Coors Beverage Co. , Class B ........... 55,850 2,819,867
Monster Beverage Corp.
(a)
................... 44,123 2,753,716
PepsiCo, Inc. ........................... 19,133 2,844,120
19,205,747
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 13,955 2,936,132
Alnylam Pharmaceuticals, Inc.
(a)
............... 6,427 2,869,720
Amgen, Inc. ............................ 9,878 2,841,999
Security Shares Value
a
Biotechnology (continued)
Biogen, Inc.
(a)
........................... 20,967 $ 2,772,257
BioMarin Pharmaceutical, Inc.
(a)
............... 49,141 2,863,446
Gilead Sciences, Inc. ...................... 24,067 2,718,849
Incyte Corp.
(a)
........................... 32,821 2,776,985
Natera, Inc.
(a)
........................... 17,957 3,021,265
Neurocrine Biosciences, Inc.
(a)
................ 21,643 3,021,363
Regeneron Pharmaceuticals, Inc. .............. 4,997 2,901,758
United Therapeutics Corp.
(a)
.................. 9,136 2,784,287
Vertex Pharmaceuticals, Inc.
(a)
................ 7,306 2,856,792
34,364,853
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 12,329 2,823,341
eBay, Inc. .............................. 29,060 2,633,126
MercadoLibre, Inc.
(a)
....................... 1,226 3,031,788
8,488,255
a
Building Products  —  1 .6%
Allegion PLC ............................ 16,920 2,873,016
Builders FirstSource, Inc.
(a) (b)
................. 20,582 2,854,312
Carlisle Companies, Inc. .................... 7,303 2,818,155
Carrier Global Corp. ....................... 43,349 2,826,355
Johnson Controls International PLC ............ 27,261 2,913,928
Lennox International, Inc. ................... 4,727 2,637,004
Masco Corp. ............................ 38,595 2,832,487
Owens Corning .......................... 18,720 2,811,182
Trane Technologies PLC .................... 6,651 2,764,156
25,330,595
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 5,245 2,700,178
Ares Management Corp. , Class A .............. 15,083 2,702,874
Bank of New York Mellon Corp. (The) ........... 28,365 2,995,344
BlackRock, Inc.
(c)
......................... 2,490 2,806,579
Blackstone, Inc. .......................... 16,375 2,806,675
Carlyle Group, Inc. (The) .................... 44,179 2,852,196
Cboe Global Markets, Inc. ................... 11,744 2,770,997
Charles Schwab Corp. (The) ................. 29,465 2,823,926
CME Group, Inc. , Class A ................... 10,413 2,775,169
Coinbase Global, Inc. , Class A
(a)
............... 8,745 2,663,202
FactSet Research Systems, Inc. ............... 7,630 2,848,432
Goldman Sachs Group, Inc. (The) ............. 3,965 2,954,916
Interactive Brokers Group, Inc. , Class A .......... 44,916 2,795,572
Intercontinental Exchange, Inc. ............... 15,734 2,778,624
KKR & Co., Inc. .......................... 19,498 2,719,776
LPL Financial Holdings, Inc. .................. 8,027 2,925,681
Moody's Corp. ........................... 5,494 2,800,621
Morgan Stanley .......................... 19,835 2,984,771
MSCI, Inc. ............................. 5,037 2,859,606
Nasdaq, Inc. ............................ 30,175 2,858,779
Northern Trust Corp. ....................... 22,525 2,957,082
Raymond James Financial, Inc. ............... 17,608 2,983,499
Robinhood Markets, Inc. , Class A
(a)
............. 25,583 2,661,399
S&P Global, Inc. ......................... 5,009 2,747,136
State Street Corp. ........................ 25,727 2,957,833
T Rowe Price Group, Inc. ................... 26,540 2,856,235
Tradeweb Markets, Inc. , Class A ............... 21,808 2,690,235
76,277,337
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 9,804 2,883,454
CF Industries Holdings, Inc. .................. 33,632 2,913,540
Corteva, Inc. ............................ 39,915 2,961,294
Dow, Inc. .............................. 122,291 3,012,027
DuPont de Nemours, Inc. ................... 38,733 2,979,342

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 10,159 $ 2,814,449
International Flavors & Fragrances, Inc. .......... 43,394 2,929,529
Linde PLC ............................. 5,939 2,840,564
LyondellBasell Industries N.V. , Class A .......... 53,682 3,024,981
PPG Industries, Inc. ....................... 25,677 2,856,053
RPM International, Inc. ..................... 22,905 2,870,226
Sherwin-Williams Co. (The) .................. 7,760 2,838,841
34,924,300
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 12,699 2,667,171
Copart, Inc.
(a)
........................... 60,537 2,954,811
Republic Services, Inc. ..................... 12,243 2,864,495
Rollins, Inc. ............................. 49,593 2,803,988
Veralto Corp. ............................ 26,448 2,808,513
Waste Connections, Inc.
(b)
................... 15,415 2,848,846
Waste Management, Inc. .................... 12,461 2,821,046
19,768,870
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 20,629 2,816,890
Cisco Systems, Inc. ....................... 41,188 2,845,679
F5, Inc.
(a)
.............................. 8,952 2,803,229
Motorola Solutions, Inc. .................... 6,114 2,888,621
11,354,419
a
Construction & Engineering  —  0 .6%
AECOM ............................... 23,766 2,968,135
EMCOR Group, Inc. ....................... 4,648 2,881,760
Quanta Services, Inc. ...................... 7,556 2,855,866
8,705,761
a
Construction Materials  —  0 .5%
CRH PLC .............................. 25,482 2,878,192
Martin Marietta Materials, Inc. ................ 4,623 2,849,617
Vulcan Materials Co. ...................... 9,716 2,828,911
8,556,720
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 9,425 3,122,314
Capital One Financial Corp. .................. 13,119 2,980,899
SoFi Technologies, Inc.
(a)
.................... 122,473 3,127,960
Synchrony Financial ....................... 40,502 3,091,923
12,323,096
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 150,392 2,926,628
Costco Wholesale Corp. .................... 2,920 2,754,494
Dollar General Corp. ...................... 24,832 2,700,728
Dollar Tree, Inc.
(a) (b)
....................... 24,880 2,716,150
Kroger Co. (The) ......................... 41,263 2,799,282
Sysco Corp. ............................ 35,096 2,824,175
Target Corp. ............................ 27,446 2,634,267
Walmart, Inc. ............................ 27,917 2,707,391
22,063,115
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 325,740 2,811,136
Avery Dennison Corp. ...................... 15,974 2,741,937
Ball Corp. .............................. 52,749 2,776,707
Crown Holdings, Inc. ...................... 28,326 2,815,038
International Paper Co. ..................... 59,824 2,972,056
Packaging Corp. of America ................. 14,500 3,160,420
Smurfit WestRock PLC ..................... 64,671 3,062,819
20,340,113
a
Security Shares Value
a
Distributors  —  0 .4%
Genuine Parts Co. ........................ 20,722 $ 2,887,196
Pool Corp. ............................. 8,757 2,720,888
5,608,084
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 43,662 2,929,720
a
Diversified Telecommunication Services  —  0 .4%
AT&T, Inc. .............................. 99,385 2,910,986
Verizon Communications, Inc. ................ 65,556 2,899,542
5,810,528
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 44,021 2,864,447
American Electric Power Co., Inc. .............. 25,129 2,789,822
Constellation Energy Corp. .................. 8,721 2,685,894
Duke Energy Corp. ....................... 22,917 2,807,103
Edison International ....................... 50,633 2,842,030
Entergy Corp. ........................... 31,710 2,793,334
Evergy, Inc. ............................. 39,474 2,812,917
Eversource Energy ....................... 43,160 2,765,261
Exelon Corp. ............................ 63,940 2,792,899
FirstEnergy Corp. ........................ 64,595 2,817,634
NextEra Energy, Inc. ...................... 39,281 2,830,196
NRG Energy, Inc. ......................... 18,529 2,697,081
PG&E Corp. ............................ 184,903 2,825,318
PPL Corp. ............................. 76,686 2,796,739
Southern Co. (The) ....................... 30,264 2,793,367
Xcel Energy, Inc. ......................... 39,365 2,849,632
44,763,674
a
Electrical Equipment  —  1 .2%
AMETEK, Inc. ........................... 15,272 2,822,266
Eaton Corp. PLC ......................... 8,023 2,801,150
Emerson Electric Co. ...................... 21,291 2,810,412
GE Vernova, Inc. ......................... 4,554 2,791,465
Hubbell, Inc. ............................ 6,488 2,796,263
Rockwell Automation, Inc. ................... 8,202 2,816,813
Vertiv Holdings Co. , Class A ................. 21,481 2,739,902
19,578,271
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 25,715 2,799,335
CDW Corp. ............................. 17,208 2,835,190
Corning, Inc. ............................ 43,089 2,888,256
Jabil, Inc. .............................. 13,159 2,695,358
Keysight Technologies, Inc.
(a)
................. 17,440 2,850,219
TE Connectivity PLC ...................... 13,659 2,820,583
Teledyne Technologies, Inc.
(a)
................. 5,305 2,854,992
Trimble, Inc.
(a)
........................... 34,334 2,774,874
Zebra Technologies Corp. , Class A
(a)
............ 8,686 2,754,244
25,273,051
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 66,379 3,013,607
Halliburton Co. .......................... 134,613 3,059,753
Schlumberger N.V. ........................ 86,826 3,198,670
9,272,030
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 15,863 2,727,643
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 28,947 2,891,805
Live Nation Entertainment, Inc.
(a)
.............. 17,593 2,929,059
Netflix, Inc.
(a)
............................ 2,306 2,786,225
ROBLOX Corp. , Class A
(a)
................... 22,799 2,840,527

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Take-Two Interactive Software, Inc.
(a)
............ 12,242 $ 2,855,691
Walt Disney Co. (The) ..................... 24,426 2,891,550
Warner Bros Discovery, Inc. , Series A
(a)
.......... 241,142 2,806,893
22,729,393
a
Financial Services  —  2 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 37,151 3,286,377
Apollo Global Management, Inc. ............... 22,312 3,039,564
Berkshire Hathaway, Inc. , Class B
(a)
............ 6,315 3,176,319
Block, Inc. , Class A
(a)
...................... 37,825 3,012,383
Corpay, Inc.
(a)
........................... 9,410 3,064,555
Equitable Holdings, Inc. .................... 31,641 1,685,199
Fidelity National Information Services, Inc. ........ 41,260 2,880,360
Fiserv, Inc.
(a)
............................ 21,583 2,982,339
Global Payments, Inc. ..................... 33,329 2,960,282
Jack Henry & Associates, Inc. ................ 19,557 3,192,876
Mastercard, Inc. , Class A .................... 5,179 3,083,007
PayPal Holdings, Inc.
(a)
..................... 42,841 3,007,010
Toast, Inc. , Class A
(a)
...................... 67,858 3,060,396
Visa, Inc. , Class A ........................ 9,035 3,178,332
41,608,999
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. .................. 47,770 2,992,313
Bunge Global SA ......................... 34,600 2,914,012
General Mills, Inc. ........................ 57,508 2,836,870
Hershey Co. (The) ........................ 15,824 2,907,660
Hormel Foods Corp. ....................... 100,775 2,563,716
J M Smucker Co. (The) ..................... 25,478 2,815,574
Kellanova .............................. 35,611 2,831,074
Kraft Heinz Co. (The) ...................... 102,412 2,864,464
McCormick & Co., Inc. , NVS ................. 40,552 2,853,644
Mondelez International, Inc. , Class A ............ 46,426 2,852,413
Tyson Foods, Inc. , Class A .................. 50,580 2,871,932
31,303,672
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 17,199 2,857,270
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 78,317 2,546,086
JB Hunt Transport Services, Inc. .............. 19,585 2,839,629
Norfolk Southern Corp. ..................... 10,093 2,825,838
Old Dominion Freight Line, Inc. ............... 18,845 2,845,029
Uber Technologies, Inc.
(a)
................... 31,096 2,915,250
U-Haul Holding Co. , Series N , NVS ............. 52,799 2,758,220
Union Pacific Corp. ....................... 12,805 2,862,814
19,592,866
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 22,065 2,927,143
Align Technology, Inc.
(a) (b)
.................... 19,929 2,829,121
Baxter International, Inc. .................... 116,436 2,874,805
Becton Dickinson & Co. .................... 14,557 2,809,210
Boston Scientific Corp.
(a)
.................... 27,434 2,894,287
Cooper Companies, Inc. (The)
(a) (b)
.............. 38,691 2,607,580
Dexcom, Inc.
(a)
.......................... 35,576 2,680,296
Edwards Lifesciences Corp.
(a)
................ 36,217 2,945,891
GE HealthCare Technologies, Inc. ............. 38,696 2,853,056
Hologic, Inc.
(a)
........................... 41,894 2,811,925
IDEXX Laboratories, Inc.
(a)
................... 4,331 2,802,547
Insulet Corp.
(a)
........................... 8,992 3,056,201
Intuitive Surgical, Inc.
(a)
..................... 5,969 2,825,098
Medtronic PLC .......................... 31,232 2,898,642
ResMed, Inc. ........................... 9,940 2,728,629
Solventum Corp.
(a)
........................ 39,104 2,858,111
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 11,536 $ 2,827,012
Stryker Corp. ........................... 7,525 2,945,360
Zimmer Biomet Holdings, Inc. ................ 27,831 2,952,869
54,127,783
a
Health Care Providers & Services  —  2 .9%
Cardinal Health, Inc. ....................... 19,018 2,829,498
Cencora, Inc. ........................... 9,650 2,814,037
Centene Corp.
(a)
......................... 105,883 3,074,842
Cigna Group (The) ........................ 10,002 3,009,302
CVS Health Corp. ........................ 42,562 3,113,410
DaVita, Inc.
(a)
............................ 21,266 2,929,604
Elevance Health, Inc. ...................... 9,631 3,068,918
HCA Healthcare, Inc. ...................... 7,245 2,926,690
Humana, Inc. ........................... 10,132 3,076,683
Labcorp Holdings, Inc. ..................... 10,514 2,922,787
McKesson Corp. ......................... 4,225 2,901,054
Molina Healthcare, Inc.
(a)
.................... 17,886 3,234,326
Quest Diagnostics, Inc. ..................... 16,017 2,909,328
UnitedHealth Group, Inc. .................... 10,507 3,255,804
Universal Health Services, Inc. , Class B ......... 15,919 2,890,572
44,956,855
a
Health Care REITs  —  0 .8%
Alexandria Real Estate Equities, Inc. ............ 37,891 3,123,734
Healthpeak Properties, Inc. .................. 166,883 2,993,881
Ventas, Inc. ............................ 41,925 2,854,254
Welltower, Inc. ........................... 17,424 2,932,111
11,903,980
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 10,329 2,780,567
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a)
...................... 22,862 2,984,177
Booking Holdings, Inc. ..................... 515 2,883,511
Carnival Corp.
(a)
.......................... 94,283 3,006,685
Chipotle Mexican Grill, Inc.
(a)
................. 65,454 2,758,232
Darden Restaurants, Inc. ................... 13,771 2,849,771
Domino's Pizza, Inc. ....................... 6,288 2,881,790
DoorDash, Inc. , Class A
(a)
................... 11,550 2,832,637
DraftKings, Inc. , Class A
(a)
................... 65,179 3,127,288
Expedia Group, Inc. ....................... 13,731 2,949,419
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 9,866 3,030,539
Hilton Worldwide Holdings, Inc. ............... 10,534 2,908,016
Hyatt Hotels Corp. , Class A .................. 19,905 2,871,893
Las Vegas Sands Corp. .................... 52,593 3,030,935
Marriott International, Inc. , Class A ............. 10,539 2,822,977
McDonald's Corp. ........................ 9,115 2,857,917
Royal Caribbean Cruises Ltd. ................ 9,132 3,316,925
Starbucks Corp. .......................... 30,415 2,682,299
Yum! Brands, Inc. ........................ 19,402 2,851,512
52,646,523
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 17,230 2,920,140
Garmin Ltd. ............................. 12,140 2,935,695
Lennar Corp. , Class A ...................... 21,884 2,913,636
NVR, Inc.
(a)
............................. 347 2,816,825
PulteGroup, Inc. ......................... 22,471 2,966,621
14,552,917
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 30,595 2,850,230
Clorox Co. (The) ......................... 23,495 2,777,109
Colgate-Palmolive Co. ..................... 33,640 2,828,115

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 21,306 $ 2,751,457
Procter & Gamble Co. (The) ................. 18,523 2,908,852
14,115,763
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 14,094 2,665,316
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 18,261 2,840,133
Honeywell International, Inc. ................. 13,115 2,878,743
5,718,876
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 26,625 3,029,392
a
Insurance  —  4 .4%
Aflac, Inc. .............................. 29,601 3,163,163
Allstate Corp. (The) ....................... 13,578 2,762,444
American Financial Group, Inc. ............... 21,635 2,939,331
American International Group, Inc. ............. 36,593 2,975,743
Aon PLC , Class A ........................ 7,762 2,848,654
Arch Capital Group Ltd. .................... 31,040 2,841,091
Arthur J Gallagher & Co. .................... 9,684 2,931,831
Brown & Brown, Inc. ....................... 29,918 2,900,550
Chubb Ltd. ............................. 10,348 2,846,424
Cincinnati Financial Corp. ................... 18,626 2,860,954
Erie Indemnity Co. , Class A , NVS .............. 7,683 2,722,702
Everest Group Ltd. ........................ 8,446 2,887,518
Fidelity National Financial, Inc. ................ 47,099 2,819,817
Hartford Insurance Group, Inc. (The) ............ 21,663 2,866,231
Loews Corp. ............................ 30,292 2,932,266
Markel Group, Inc.
(a) (b)
...................... 1,472 2,883,736
Marsh & McLennan Companies, Inc. ............ 13,669 2,813,217
MetLife, Inc. ............................ 39,950 3,250,332
Principal Financial Group, Inc. ................ 36,435 2,933,382
Progressive Corp. (The) .................... 11,187 2,763,860
Prudential Financial, Inc. .................... 26,636 2,920,904
Travelers Companies, Inc. (The) ............... 10,660 2,894,297
W R Berkley Corp. ........................ 39,936 2,863,012
Willis Towers Watson PLC ................... 8,623 2,817,910
69,439,369
a
Interactive Media & Services  —  0 .9%
Alphabet, Inc. , Class A ..................... 7,594 1,616,838
Alphabet, Inc. , Class C , NVS ................. 6,888 1,470,795
Meta Platforms, Inc. , Class A ................. 3,614 2,669,662
Pinterest, Inc. , Class A
(a)
.................... 78,238 2,865,858
Reddit, Inc. , Class A
(a) (b)
..................... 11,688 2,630,735
Snap, Inc. , Class A , NVS
(a) (b)
................. 401,970 2,870,066
14,123,954
a
IT Services  —  2 .4%
Accenture PLC , Class A .................... 11,568 3,007,333
Akamai Technologies, Inc.
(a)
.................. 37,979 3,005,278
Cloudflare, Inc. , Class A
(a)
................... 14,602 3,047,584
Cognizant Technology Solutions Corp. , Class A ..... 41,050 2,965,863
Gartner, Inc.
(a)
........................... 11,655 2,927,620
GoDaddy, Inc. , Class A
(a)
.................... 19,843 2,942,915
International Business Machines Corp. .......... 12,011 2,924,558
MongoDB, Inc. , Class A
(a)
................... 13,907 4,389,188
Okta, Inc. , Class A
(a)
....................... 31,988 2,967,527
Snowflake, Inc.
(a)
......................... 14,559 3,474,651
Twilio, Inc. , Class A
(a)
...................... 28,279 2,986,545
VeriSign, Inc. ........................... 10,530 2,878,586
37,517,648
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .6%
Agilent Technologies, Inc. ................... 23,886 $ 3,001,515
Danaher Corp. .......................... 13,454 2,769,102
Illumina, Inc.
(a)
........................... 28,378 2,836,665
IQVIA Holdings, Inc.
(a)
...................... 15,058 2,873,217
Mettler-Toledo International, Inc.
(a)
............. 2,163 2,814,149
Revvity, Inc. ............................ 31,836 2,868,742
Thermo Fisher Scientific, Inc. ................. 5,816 2,865,660
Waters Corp.
(a)
.......................... 9,675 2,919,915
West Pharmaceutical Services, Inc. ............ 11,584 2,860,669
25,809,634
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 6,849 2,870,005
CNH Industrial N.V. ....................... 236,740 2,710,673
Cummins, Inc. ........................... 7,007 2,791,869
Deere & Co. ............................ 5,978 2,861,310
Dover Corp. ............................ 15,997 2,861,223
Fortive Corp. ............................ 59,647 2,854,706
Graco, Inc. ............................. 33,388 2,851,001
IDEX Corp. ............................. 17,092 2,811,634
Illinois Tool Works, Inc. ..................... 10,806 2,859,808
Ingersoll Rand, Inc. ....................... 35,519 2,821,274
Nordson Corp. ........................... 13,106 2,950,030
Otis Worldwide Corp. ...................... 32,572 2,813,569
PACCAR, Inc. ........................... 28,483 2,847,730
Parker-Hannifin Corp. ...................... 3,824 2,903,754
Pentair PLC ............................ 26,929 2,895,675
Snap-on, Inc. ........................... 8,822 2,869,267
Westinghouse Air Brake Technologies Corp. ....... 15,027 2,907,725
Xylem, Inc. ............................. 19,951 2,824,264
51,305,517
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (b)
........ 10,833 2,877,028
Comcast Corp. , Class A .................... 86,857 2,950,532
Fox Corp. , Class A , NVS .................... 29,804 1,779,299
Fox Corp. , Class B ........................ 19,864 1,083,581
News Corp. , Class A , NVS .................. 95,668 2,813,596
Omnicom Group, Inc. ...................... 37,752 2,957,114
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 56,031 3,062,655
17,523,805
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 67,783 3,009,565
Newmont Corp. .......................... 41,669 3,100,174
Nucor Corp. ............................ 19,557 2,908,713
Reliance, Inc. ........................... 9,823 2,904,268
Steel Dynamics, Inc. ....................... 22,131 2,897,390
14,820,110
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 137,944 2,923,033
a
Multi-Utilities  —  1 .8%
Ameren Corp. ........................... 28,134 2,807,210
CenterPoint Energy, Inc. .................... 74,389 2,805,209
CMS Energy Corp. ........................ 39,417 2,821,075
Consolidated Edison, Inc. ................... 27,699 2,720,873
Dominion Energy, Inc. ...................... 46,193 2,766,961
DTE Energy Co. ......................... 20,518 2,803,785
NiSource, Inc. ........................... 67,359 2,847,265
Public Service Enterprise Group, Inc. ........... 32,769 2,697,872
Sempra ............................... 34,617 2,857,979
WEC Energy Group, Inc. .................... 26,522 2,824,858
27,953,087
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 43,765 $ 3,173,400
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 12,358 2,988,412
Chevron Corp. ........................... 18,279 2,935,607
ConocoPhillips .......................... 29,363 2,906,056
Coterra Energy, Inc. ....................... 118,307 2,891,423
Devon Energy Corp. ....................... 84,036 3,033,700
Diamondback Energy, Inc. ................... 20,229 3,009,266
EOG Resources, Inc. ...................... 23,657 2,952,867
EQT Corp. ............................. 54,681 2,834,663
Expand Energy Corp. ...................... 29,990 2,902,432
Exxon Mobil Corp. ........................ 26,201 2,994,512
Kinder Morgan, Inc. ....................... 106,925 2,884,837
Marathon Petroleum Corp. .................. 17,617 3,165,951
Occidental Petroleum Corp. .................. 63,421 3,019,474
ONEOK, Inc. ............................ 37,998 2,902,287
Phillips 66 .............................. 23,160 3,093,713
Targa Resources Corp. ..................... 17,264 2,896,209
Texas Pacific Land Corp. .................... 3,107 2,900,322
Valero Energy Corp. ....................... 21,042 3,198,594
Williams Companies, Inc. (The) ............... 50,189 2,904,939
56,415,264
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 48,306 2,984,345
United Airlines Holdings, Inc.
(a)
................ 28,825 3,026,625
6,010,970
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 31,752 2,912,611
Kenvue, Inc. ............................ 135,067 2,797,237
5,709,848
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 59,713 2,817,259
Eli Lilly & Co. ........................... 4,150 3,040,207
Johnson & Johnson ....................... 16,340 2,894,958
Merck & Co., Inc. ......................... 34,344 2,889,017
Pfizer, Inc. ............................. 114,202 2,827,642
Royalty Pharma PLC , Class A ................ 78,703 2,831,734
Zoetis, Inc. , Class A ....................... 18,570 2,904,348
20,205,165
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 9,439 2,869,928
Booz Allen Hamilton Holding Corp. , Class C ....... 26,331 2,862,706
Broadridge Financial Solutions, Inc. ............ 11,151 2,850,419
Equifax, Inc. ............................ 11,547 2,844,026
Jacobs Solutions, Inc. ...................... 19,257 2,815,951
Leidos Holdings, Inc. ...................... 15,959 2,887,302
Paychex, Inc. ........................... 20,712 2,888,392
Paycom Software, Inc. ..................... 13,149 2,986,795
SS&C Technologies Holdings, Inc. ............. 32,415 2,873,914
TransUnion ............................. 31,603 2,793,705
Verisk Analytics, Inc. ....................... 10,714 2,872,638
31,545,776
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 17,788 2,883,790
CoStar Group, Inc.
(a)
....................... 32,440 2,903,056
Zillow Group, Inc. , Class C , NVS
(a)
............. 33,412 2,816,966
8,603,812
a
Security Shares Value
a
Residential REITs  —  1 .9%
American Homes 4 Rent , Class A .............. 82,279 $ 2,947,234
AvalonBay Communities, Inc. ................ 15,119 2,961,056
Camden Property Trust ..................... 26,992 3,022,564
Equity LifeStyle Properties, Inc. ............... 47,428 2,859,434
Equity Residential ........................ 45,130 2,983,996
Essex Property Trust, Inc. ................... 11,195 3,025,001
Invitation Homes, Inc. ...................... 94,117 2,944,921
Mid-America Apartment Communities, Inc. ........ 20,477 2,985,956
Sun Communities, Inc. ..................... 22,303 2,829,582
UDR, Inc. .............................. 75,597 2,991,373
29,551,117
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 133,545 3,003,427
Realty Income Corp. ....................... 48,666 2,859,614
Regency Centers Corp. .................... 40,043 2,903,118
Simon Property Group, Inc. .................. 16,659 3,009,615
11,775,774
a
Semiconductors & Semiconductor Equipment  —  3 .4%
Advanced Micro Devices, Inc.
(a)
............... 15,631 2,542,070
Analog Devices, Inc. ....................... 12,009 3,017,982
Applied Materials, Inc. ..................... 15,094 2,426,511
Broadcom, Inc. .......................... 9,134 2,716,360
Entegris, Inc. ............................ 36,069 3,020,418
First Solar, Inc.
(a)
......................... 15,774 3,078,927
Intel Corp.
(a)
............................ 119,625 2,912,869
KLA Corp. .............................. 2,969 2,588,968
Lam Research Corp. ...................... 26,244 2,628,337
Marvell Technology, Inc. .................... 35,955 2,260,311
Microchip Technology, Inc. ................... 43,219 2,809,235
Micron Technology, Inc. ..................... 22,674 2,698,433
Monolithic Power Systems, Inc. ............... 3,328 2,781,409
NVIDIA Corp. ........................... 15,645 2,725,046
NXP Semiconductors N.V. ................... 12,303 2,889,360
ON Semiconductor Corp.
(a)
.................. 55,228 2,738,756
QUALCOMM, Inc. ........................ 17,887 2,874,977
Teradyne, Inc. ........................... 25,346 2,996,911
Texas Instruments, Inc. ..................... 14,669 2,970,179
52,677,059
a
Software  —  5 .8%
Adobe, Inc.
(a)
............................ 8,169 2,913,882
AppLovin Corp. , Class A
(a)
................... 6,561 3,140,029
Atlassian Corp. , Class A
(a)
................... 17,323 3,079,683
Autodesk, Inc.
(a)
.......................... 10,036 3,158,329
Bentley Systems, Inc. , Class B ................ 55,151 3,069,153
Cadence Design Systems, Inc.
(a)
.............. 8,107 2,840,936
Crowdstrike Holdings, Inc. , Class A
(a)
............ 6,676 2,828,621
Datadog, Inc. , Class A
(a)
.................... 22,823 3,119,448
Docusign, Inc.
(a)
.......................... 41,093 3,150,189
Dynatrace, Inc.
(a)
......................... 59,806 3,026,184
Fair Isaac Corp.
(a)
......................... 2,156 3,280,656
Fortinet, Inc.
(a)
........................... 36,775 2,896,767
Gen Digital, Inc. .......................... 90,624 2,736,845
HubSpot, Inc.
(a)
.......................... 6,627 3,201,968
Intuit, Inc. .............................. 4,007 2,672,669
Microsoft Corp. .......................... 5,450 2,761,461
Nutanix, Inc. , Class A
(a)
..................... 41,534 2,791,500
Oracle Corp. ............................ 11,632 2,630,344
Palantir Technologies, Inc. , Class A
(a)
........... 15,702 2,460,660
Palo Alto Networks, Inc.
(a)
................... 16,300 3,105,476
PTC, Inc.
(a)
............................. 13,724 2,930,074
Roper Technologies, Inc. .................... 5,385 2,834,179
Salesforce, Inc. .......................... 12,114 3,104,213

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Samsara, Inc. , Class A
(a) (b)
................... 88,333 $ 3,192,355
ServiceNow, Inc.
(a)
........................ 3,347 3,070,739
Strategy, Inc. , Class A
(a) (b)
................... 7,637 2,553,889
Synopsys, Inc.
(a)
......................... 4,587 2,768,346
Tyler Technologies, Inc.
(a)
................... 4,938 2,779,501
Workday, Inc. , Class A
(a)
.................... 12,769 2,947,341
Zoom Communications, Inc. , Class A
(a)
.......... 39,431 3,210,472
Zscaler, Inc.
(a)
........................... 10,509 2,911,518
91,167,427
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 14,066 2,867,354
Crown Castle, Inc. ........................ 28,230 2,798,722
Digital Realty Trust, Inc. .................... 17,124 2,870,667
Equinix, Inc. ............................ 3,654 2,872,738
Extra Space Storage, Inc. ................... 20,704 2,972,680
Gaming and Leisure Properties, Inc. ............ 62,819 3,015,940
Iron Mountain, Inc. ........................ 31,239 2,884,297
Public Storage ........................... 10,099 2,975,065
SBA Communications Corp. , Class A ............ 13,202 2,704,430
VICI Properties, Inc. ....................... 87,162 2,944,333
Weyerhaeuser Co. ........................ 108,276 2,801,100
31,707,326
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 713 2,993,552
Best Buy Co., Inc. ........................ 39,715 2,924,613
Burlington Stores, Inc.
(a)
.................... 10,135 2,946,042
Carvana Co. , Class A
(a)
..................... 8,305 3,088,796
Dick's Sporting Goods, Inc. .................. 12,814 2,726,819
Home Depot, Inc. (The) .................... 7,113 2,893,355
Lowe's Companies, Inc. .................... 11,298 2,915,562
O'Reilly Automotive, Inc.
(a)
................... 28,044 2,907,602
Ross Stores, Inc. ......................... 19,284 2,837,833
TJX Companies, Inc. (The) .................. 21,419 2,926,050
Tractor Supply Co. ........................ 47,850 2,955,216
Ulta Beauty, Inc.
(a)
........................ 5,407 2,664,191
Williams-Sonoma, Inc. ..................... 13,840 2,604,550
37,384,181
a
Technology Hardware, Storage & Peripherals  —  1 .7%
Apple, Inc. ............................. 12,109 2,810,983
Dell Technologies, Inc. , Class C ............... 20,592 2,515,313
Hewlett Packard Enterprise Co. ............... 134,341 3,032,076
HP, Inc. ............................... 106,428 3,037,455
NetApp, Inc. ............................ 26,148 2,949,233
Pure Storage, Inc. , Class A
(a)
................. 49,266 3,823,534
Seagate Technology Holdings PLC ............. 18,349 3,071,623
Super Micro Computer, Inc.
(a) (b)
................ 62,579 2,599,532
Western Digital Corp. ...................... 37,640 3,023,998
26,863,747
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 27,354 $ 3,272,359
Lululemon Athletica, Inc.
(a) (b)
.................. 14,582 2,948,480
NIKE, Inc. , Class B ....................... 37,388 2,892,710
Tapestry, Inc. ............................ 29,983 3,052,869
12,166,418
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 43,962 2,954,686
Philip Morris International, Inc. ................ 17,360 2,901,377
5,856,063
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 57,713 2,866,028
Ferguson Enterprises, Inc. ................... 12,454 2,878,742
United Rentals, Inc. ....................... 3,074 2,939,789
Watsco, Inc. ............................ 6,730 2,708,017
WW Grainger, Inc. ........................ 2,896 2,935,096
14,327,672
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 19,780 2,838,628
Essential Utilities, Inc. ...................... 72,563 2,866,964
5,705,592
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 11,287 2,844,211
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,349,140,779 ) ............................... 1,561,474,008
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 28,508,715 28,522,969
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 1,856,694 1,856,694
a
Total Short-Term Securities — 1.9%
(Cost: $ 30,367,746 ) ................................. 30,379,663
Total Investments — 101.7%
(Cost: $ 1,379,508,525 ) ............................... 1,591,853,671
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (26,536,882)
Net Assets — 100.0% ................................. $ 1,565,316,789
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,667,391 $ 8,860,606
(a)
$ — $ (3,014) $ (2,014) $ 28,522,969 28,508,715 $ 58,850
(b)
$ —

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 1,101,337 $ 755,357
(a)
$ — $ — $ — $ 1,856,694 1,856,694 $ 87,377 $ —
BlackRock, Inc. .... 1,394,198 1,536,621 (677,867) 100,879 452,748 2,806,579 2,490 41,949 —
$ 97,865 $ 450,734
$ 33,186,242
$ 188,176 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 4 09/19/25 $ 1,295 $ (743)
E-Mini S&P MidCap 400 Index ............................................................ 6 09/19/25 1,955 31,250
$ 30,507
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 31,250 $ — $ — $ — $ 31,250
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 743 $ — $ — $ — $ 743
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 279,554 $ — $ — $ — $ 279,554
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (25,745) $ — $ — $ — $ (25,745)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,251,779
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI USA Equal Weighted ETF

2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,561,474,008  $ —  $ —  $ 1,561,474,008
Short-Term Securities
Money Market Funds ...................................... 30,379,663  —  —  30,379,663
$ 1,591,853,671  $ —  $ —  $ 1,591,853,671
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 31,250  $ —  $ —  $ 31,250
Liabilities
Equity Contracts ........................................... (743) —  —  (743)
$ 30,507  $ —  $ —  $ 30,507
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Mexico ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,528,750,604  $ 1,785,796,110  $ 174,086,346  $ 1,558,667,429
Investments, at value — affiliated
(c)
........................................ 1,429,115  20,075,152  13,965,883  33,186,242
Cash ............................................................ 82,445  —  —  7,273
Cash pledged:
Futures contracts .................................................. —  —  —  237,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 630,235  346,433  —  —
Foreign currency, at value
(e)
............................................. 2,054,361  4,324,528  26,071  —
Receivables:
Investments sold .................................................. —  —  523,215  —
Securities lending income — affiliated .................................... 155  20,955  21,414  4,431
Dividends — unaffiliated ............................................. 7,089,621  —  17,237  1,870,236
Dividends — affiliated ............................................... 1,205  1,239  195  9,387
Interest — unaffiliated ............................................... 129,587  24,406  —  —
From custodian ................................................... —  —  4,624,461  —
Variation margin on futures contracts ..................................... 625  —  —  —
Total assets .......................................................
1,540,167,953  1,810,588,823  193,264,822  1,593,981,998
LIABILITIES
Bank overdraft ...................................................... —  —  4,593,748  —
Collateral on securities loaned ........................................... 948,143  19,382,869  13,964,963  28,527,095
Payables:
Investments purchased .............................................. —  1,509  146,140  —
Capital shares redeemed ............................................. 288,048  1,848  —  —
Investment advisory fees ............................................. 628,430  735,201  83,780  117,704
Variation margin on futures contracts ..................................... —  49,965  312  20,410
Total liabilities ......................................................
1,864,621  20,171,392  18,788,943  28,665,209
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,538,303,332  $ 1,790,417,431  $ 174,475,879  $ 1,565,316,789
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,042,985,989  $ 2,518,257,591  $ 505,007,037  $ 1,417,921,141
Accumulated earnings (loss) ............................................ (504,682,657) (727,840,160) (330,531,158) 147,395,648
NET ASSETS ......................................................
$ 1,538,303,332  $ 1,790,417,431  $ 174,475,879  $ 1,565,316,789
NET ASSET VALUE
Shares outstanding .................................................. 56,800,000  28,900,000  4,950,000  15,250,000
Net asset value ..................................................... $ 27.08  $ 61.95  $ 35.25  $ 102.64
Shares authorized ................................................... 1 billion 255 million 200 million 500 million
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ 901,816  $ 18,477,587  $ 11,943,998  $ 27,751,776
(b)
Investments, at cost — unaffiliated ...................................... $ 1,533,917,294  $ 1,961,321,493  $ 178,751,444  $ 1,347,050,792
(c)
Investments, at cost — affiliated ........................................ $ 1,429,027  $ 20,071,692  $ 13,965,097  $ 32,457,733
(d)
Foreign currency collateral pledged, at cost ................................ $ 626,329  $ 347,970  $ —  $ —
(e)
Foreign currency, at cost ............................................. $ 2,051,509  $ 4,326,053  $ 26,071  $ —

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Mexico ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 55,504,287  $ 71,678,728  $ 4,474,361  $ 20,636,160
Dividends — affiliated .............................................. 35,924  48,546  6,483  129,326
Interest — unaffiliated .............................................. 21,223  41,470  249  10,230
Securities lending income — affiliated — net ............................... 12,861  201,466  284,227  58,850
Foreign taxes withheld ............................................. (1,007,862) (6,774,374) (513,538) (1,654)
Total investment income ..............................................
54,566,433  65,195,836  4,251,782  20,832,912
EXPENSES
Investment advisory ............................................... 7,327,830  7,625,953  1,024,700  1,089,253
Commitment costs ................................................ 14,834  14,513  1,798  —
Interest expense ................................................. 25  141  181  —
Total expenses .................................................... 7,342,689  7,640,607  1,026,679  1,089,253
Net investment income ...............................................
47,223,744  57,555,229  3,225,103  19,743,659
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (52,427,401) (43,680,643) (20,087,939) (4,912,620)
Investments — affiliated ........................................... 2,618  (3,099) (1,359) 20,559
Foreign currency transactions ....................................... (122,476) 303,501  (26,985) —
Futures contracts ............................................... 60,812  44,219  (98,569) 279,554
In-kind redemptions — unaffiliated
(a)
................................... 58,785,006  53,361,491  15,415,330  44,932,540
In-kind redemptions — affiliated
(a)
.................................... —  —  —  77,306
6,298,559  10,025,469  (4,799,522) 40,397,339
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 68,107,535  307,085,420  (6,848,348) 85,189,411
Investments — affiliated ........................................... (1,126) (1,115) 768  450,734
Foreign currency translations ....................................... 23,130  164,507  554  —
Futures contracts ............................................... (4,073) 222,572  (1,039) (25,745)
68,125,466  307,471,384  (6,848,065) 85,614,400
Net realized and unrealized gain (loss) ....................................
74,424,025  317,496,853  (11,647,587) 126,011,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 121,647,769  $ 375,052,082  $ (8,422,484) $ 145,755,398
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Mexico ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 47,223,744  $ 65,510,339  $ 57,555,229  $ 51,870,529
Net realized gain (loss) ......................................... 6,298,559  (16,281,654) 10,025,469  65,046,975
Net change in unrealized appreciation (depreciation) ..................... 68,125,466  289,985,430  307,471,384  (369,245,287)
Net increase (decrease) in net assets resulting from operations ................
121,647,769  339,214,115  375,052,082  (252,327,783)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(48,422,833) (74,564,378) (68,641,991) (45,341,892)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
25,815,061  (897,796,034) 154,243,906  94,040,217
NET ASSETS
Total increase (decrease) in net assets ................................ 99,039,997  (633,146,297) 460,653,997  (203,629,458)
Beginning of year ...............................................
1,439,263,335  2,072,409,632  1,329,763,434  1,533,392,892
End of year ...................................................
$ 1,538,303,332  $ 1,439,263,335  $ 1,790,417,431  $ 1,329,763,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal Weighted ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,225,103  $ 3,811,466  $ 19,743,659  $ 11,224,011
Net realized gain (loss) ......................................... (4,799,522) 18,456,636  40,397,339  24,279,263
Net change in unrealized appreciation (depreciation) ..................... (6,848,065) (16,705,764) 85,614,400  92,163,160
Net increase (decrease) in net assets resulting from operations ................
(8,422,484) 5,562,338  145,755,398  127,666,434
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,779,974) (5,032,609) (17,388,853) (10,104,916)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(33,722,207) (7,214,689) 627,858,260  135,997,664
NET ASSETS
Total increase (decrease) in net assets ................................ (44,924,665) (6,684,960) 756,224,805  253,559,182
Beginning of year ...............................................
219,400,544  226,085,504  809,091,984  555,532,802
End of year ...................................................
$ 174,475,879  $ 219,400,544  $ 1,565,316,789  $ 809,091,984
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Australia ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 25.89  $ 22.24  $ 21.95  $ 25.96  $ 21.12
Net investment income
(a)
................................ 0 .81  0 .83  1 .01  0 .93  0 .65
Net realized and unrealized gain (loss)
(b)
......................
1 .19  3 .78  0 .13  ( 3 .31 ) 4 .77
Net increase (decrease) from investment operations ...............
2 .00  4 .61  1 .14  ( 2 .38 ) 5 .42
Distributions from net investment income
(c)
...................... ( 0 .81 ) ( 0 .96 ) ( 0 .85 ) ( 1 .63 ) ( 0 .58 )
Net asset value, end of year ..............................
$ 27.08  $ 25.89  $ 22.24  $ 21.95  $ 25.96
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .01% 21.13% 5 .15% ( 9 .53 ) % 25.69%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .19% 3 .56% 4 .48% 3 .86% 2 .69%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,538,303  $ 1,439,263  $ 2,072,410  $ 1,615,410  $ 1,505,880
Portfolio turnover rate
(f)
...................................
6% 5% 4% 15% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Mexico ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year .........................
$ 52.98  $ 61.58  $ 44.29  $ 51.24  $ 33.00
Net investment income
(a)
............................... 2 .04  1 .86  1 .65  1 .50  0 .80
Net realized and unrealized gain (loss)
(b)
.....................
9 .59  ( 8 .96 ) 17.14  ( 7 .04 ) 18.32
Net increase (decrease) from investment operations ..............
11.63  ( 7 .10 ) 18.79  ( 5 .54 ) 19.12
Distributions from net investment income
(c)
..................... ( 2 .66 ) ( 1 .50 ) ( 1 .50 ) ( 1 .41 ) ( 0 .88 )
Net asset value, end of year .............................
$ 61.95  $ 52.98  $ 61.58  $ 44.29  $ 51.24
Total Return
(d)
– – – – –
Based on net asset value ................................
22.86% (11.91) % 42.93% (10.98) % 58.30%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
3 .73% 2 .98% 2 .88% 3 .06% 1 .85%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,790,417  $ 1,329,763  $ 1,533,393  $ 806,143  $ 1,178,526
Portfolio turnover rate
(f)
..................................
7% 10% 11% 11% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Turkey ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year .........................
$ 37.19  $ 37.37  $ 22.60  $ 23.91  $ 19.99
Net investment income
(a)
............................... 0 .64  0 .66  0 .74  0 .66  0 .70
Net realized and unrealized gain (loss)
(b)
.....................
( 1 .97 ) 0 .01  15.28  ( 1 .33 ) 3 .99
Net increase (decrease) from investment operations ..............
( 1 .33 ) 0 .67  16.02  ( 0 .67 ) 4 .69
Distributions from net investment income
(c)
..................... ( 0 .61 ) ( 0 .85 ) ( 1 .25 ) ( 0 .64 ) ( 0 .77 )
Net asset value, end of year .............................
$ 35.25  $ 37.19  $ 37.37  $ 22.60  $ 23.91
Total Return
(d)
– – – – –
Based on net asset value ................................
( 3 .40 ) % 1 .81% 72.12% ( 2 .41 ) % 23.59%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .59% 0 .59% 0 .59% 0 .58% 0 .57%
Net investment income ..................................
1 .87% 1 .74% 2 .37% 3 .23% 2 .98%
Supplemental Data
Net assets, end of year (000) ..............................
$ 174,476  $ 219,401  $ 226,086  $ 290,408  $ 301,262
Portfolio turnover rate
(f)
..................................
15% 14% 29% 18% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 94.08  $ 79.36  $ 74.32  $ 87.61  $ 62.79
Net investment income
(a)
................................ 1 .58  1 .44  1 .27  1 .25  1 .03
Net realized and unrealized gain (loss)
(b)
......................
8 .47  14.59  5 .05  (13.32) 24.72
Net increase (decrease) from investment operations ...............
10.05  16.03  6 .32  (12.07) 25.75
Distributions from net investment income
(c)
...................... ( 1 .49 ) ( 1 .31 ) ( 1 .28 ) ( 1 .22 ) ( 0 .93 )
Net asset value, end of year ..............................
$ 102.64  $ 94.08  $ 79.36  $ 74.32  $ 87.61
Total Return
(d)
– – – – –
Based on net asset value .................................
10.80% 20.43% 8 .69% (13.93) % 41.36%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .09% 0 .09% 0 .09% 0 .10% 0 .15%
Total expenses after fees waived ............................
0 .09% 0 .09% 0 .09% 0 .09% 0 .15%
Net investment income ...................................
1 .63% 1 .69% 1 .69% 1 .52% 1 .34%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,565,317  $ 809,092  $ 555,533  $ 412,468  $ 473,092
Portfolio turnover rate
(f)
...................................
31% 26% 28% 27% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI Australia ...................................................................................................... Non-diversified
MSCI Mexico ....................................................................................................... Non-diversified
MSCI Turkey ........................................................................................................ Non-diversified
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
( continued)

Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Australia
Goldman Sachs & Co. LLC ..................................... $ 901,816  $ (901,816) $ —  $ —
$ 901,816  $ (901,816)
$ —
$ —
a
MSCI Mexico
Goldman Sachs & Co. LLC ..................................... 1,017,817  (1,017,817) —  —
Morgan Stanley ............................................. 17,398,808  (17,398,808) —  —
UBS AG .................................................. 60,962  (60,962) —  —
$ 18,477,587  $ (18,477,587)
$ —
$ —
a
MSCI Turkey
BNP Paribas SA ............................................. 151,442  (151,442) —  —
BofA Securities, Inc. .......................................... 104,078  (104,078) —  —
Goldman Sachs & Co. LLC ..................................... 3,587,593  (3,587,593) —  —
HSBC Bank PLC ............................................ 4,533,237  (4,533,237) —  —
Morgan Stanley ............................................. 3,567,648  (3,567,648) —  —
$ 11,943,998  $ (11,943,998)
$ —
$ —
a
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... 3,051  (3,051) —  —
BNP Paribas SA ............................................. 1,413,560  (1,413,560) —  —
BofA Securities, Inc. .......................................... 3,089,466  (3,089,466) —  —
Citigroup Global Markets, Inc. .................................... 9,161,481  (9,161,481) —  —
Goldman Sachs & Co. LLC ..................................... 1,612,551  (1,612,551) —  —
J.P. Morgan Securities LLC ..................................... 11,349,555  (11,349,555) —  —
Morgan Stanley ............................................. 647,612  (647,612) —  —
RBC Capital Markets LLC ...................................... 92,405  (92,405) —  —
SG Americas Securities LLC .................................... 382,095  (382,095) —  —
$ 27,751,776  $ (27,751,776)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Australia and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares MSCI Turkey ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares MSCI USA Equal Weighted ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
Over $2 billion, up to and including $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
Over $4 billion, up to and including $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
Over $8 billion, up to and including $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
Over $16 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
Over $24 billion, up to and including $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
Over $32 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
( continued)

Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the Funds, with the exception of iShares MSCI USA Equal Weighted
ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares MSCI Australia, iShares MSCI Mexico and iShares MSCI Turkey ETFs (the “Group 2 Funds”), retains 82%
of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Amounts
MSCI Australia ..................................................................................................... $ 3,686
MSCI Mexico ...................................................................................................... 50,890
MSCI Turkey ....................................................................................................... 67,008
MSCI USA Equal Weighted ............................................................................................. 24,138

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
For the year ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Australia ....................................................................
$ 20,721,573 $ 19,049,794 $ (8,836,685)
MSCI USA Equal Weighted ............................................................
154,586,624 153,411,904 5,128,413
iShares ETF Purchases Sales
MSCI Australia ................................................................................... $ 138,463,933  $ 92,076,466
MSCI Mexico .................................................................................... 137,969,942  108,017,135
MSCI Turkey ..................................................................................... 26,964,739  25,877,115
MSCI USA Equal Weighted ........................................................................... 374,957,618  368,493,997
iShares ETF In-kind Purchases In-kind Sales
MSCI Australia ................................................................................... $ 397,980,777  $ 419,616,694
MSCI Mexico .................................................................................... 1,644,858,413  1,531,394,423
MSCI Turkey ..................................................................................... 79,876,643  114,488,020
MSCI USA Equal Weighted ........................................................................... 765,216,872  140,715,210
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Australia ................................................................................... $ 54,704,419  $ (54,704,419)
MSCI Mexico .................................................................................... 53,480,657  (53,480,657)
MSCI Turkey ..................................................................................... 13,928,629  (13,928,629)
MSCI USA Equal Weighted ........................................................................... 44,891,383  (44,891,383)
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
MSCI Australia
Ordinary income ........................................................................................... $ 48,422,833 $ 74,564,378
MSCI Mexico
Ordinary income ........................................................................................... $ 68,641,991 $ 45,341,892

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Australia ETF, iShares MSCI Mexico ETF, and iShares MSCI Turkey ETF, along with certain other iShares funds (“Participating Funds”), are parties to a
$800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
MSCI Turkey
Ordinary income ........................................................................................... $ 2,779,974 $ 5,032,609
MSCI USA Equal Weighted
Ordinary income ........................................................................................... $ 17,388,853 $ 10,104,916
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI Australia ..............................................
$ 8,169,473  $ (480,572,998) $ (32,279,132) $ (504,682,657)
MSCI Mexico ...............................................
7,256,451  (555,817,667) (179,278,944) (727,840,160)
MSCI Turkey ................................................
2,065,924  (324,229,305) (8,367,777) (330,531,158)
MSCI USA Equal Weighted ......................................
5,669,952  (68,984,682) 210,710,378  147,395,648
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Australia ............................................... $ 1,562,718,521  $ 154,264,802  $ (186,628,235) $ (32,363,433)
MSCI Mexico ................................................ 1,985,180,788  94,417,388  (273,696,331) (179,278,943)
MSCI Turkey ................................................. 196,419,600  13,097,921  (21,465,292) (8,367,371)
MSCI USA Equal Weighted ....................................... 1,381,138,348  253,201,203  (42,485,880) 210,715,323

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)

Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
MSCI Australia
Shares sold ............................................... 17,800,000  $ 447,824,089  2,600,000  $ 62,595,631
Shares redeemed ........................................... (16,600,000) (422,009,028) (40,200,000) (960,391,665)
1,200,000  $ 25,815,061  (37,600,000) $ (897,796,034)
MSCI Mexico
Shares sold ............................................... 32,200,000  $ 1,699,922,042  32,600,000  $ 2,062,797,450
Shares redeemed ........................................... (28,400,000) (1,545,678,136) (32,400,000) (1,968,757,233)
3,800,000  $ 154,243,906  200,000  $ 94,040,217
MSCI Turkey
Shares sold ............................................... 2,450,000  $ 82,335,201  1,850,000  $ 69,364,914
Shares redeemed ........................................... (3,400,000) (116,057,408) (2,000,000) (76,579,603)
(950,000) $ (33,722,207) (150,000) $ (7,214,689)
MSCI USA Equal Weighted
Shares sold ............................................... 8,150,000  $ 769,354,873  3,050,000  $ 256,597,755
Shares redeemed ........................................... (1,500,000) (141,496,613) (1,450,000) (120,600,091)
6,650,000  $ 627,858,260  1,600,000  $ 135,997,664

Report of Independent Registered Public Accounting Firm

2025
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended
August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI Australia ETF
iShares MSCI Mexico ETF
iShares MSCI Turkey ETF
iShares MSCI USA Equal Weighted ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2025:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2025:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI Australia ...................................................................................................... $ 55,079,385
MSCI Mexico ....................................................................................................... 68,854,006
MSCI Turkey ........................................................................................................ 3,871,402
MSCI USA Equal Weighted .............................................................................................. 17,825,598
iShares ETF
Qualified Business
Income
MSCI USA Equal Weighted .............................................................................................. $ 2,246,192
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Australia .....................................................................................
$ 46,484,172 $ 770,703
MSCI Mexico ......................................................................................
70,052,755 6,460,194
MSCI Turkey .......................................................................................
4,474,361 469,714
iShares ETF
Dividends-Received
Deduction
MSCI USA Equal Weighted .............................................................................................. 82.34%

Additional Information

2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Mexico
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was
USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Mexico ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
Additional Information
( continued)
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Annual Financial Statements and Additional Information
iShares MSCI Australia ETF (the “ Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Mexico ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Turkey ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Equal Weighted ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Inc.
iShares MSCI Austria ETF | EWO | NYSE Arca
iShares MSCI Italy ETF | EWI | NYSE Arca
iShares MSCI Netherlands ETF | EWN | NYSE Arca

Table of Contents
Page
2

Important Tax Information
(unaudited)
................................................................................................. 28

iShares
®
MSCI Austria ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  2 .7%
Oesterreichische Post AG ................... 84,771 $ 2,855,085
a
Banks  —  38 .4%
BAWAG Group AG
(a)
....................... 103,641 13,400,331
Erste Group Bank AG ...................... 244,941 23,314,815
Raiffeisen Bank International AG .............. 138,484 4,600,721
41,315,867
a
Chemicals  —  2 .2%
Lenzing AG
(b) (c)
.......................... 75,802 2,347,492
a
Commercial Services & Supplies  —  4 .1%
DO & CO AG ........................... 16,548 4,397,842
a
Construction & Engineering  —  2 .4%
Porr AG ............................... 75,771 2,629,618
a
Construction Materials  —  4 .3%
Wienerberger AG ......................... 132,979 4,634,030
a
Electric Utilities  —  6 .9%
EVN AG ............................... 101,926 2,790,501
Verbund AG ............................ 65,103 4,642,919
7,433,420
a
Electronic Equipment, Instruments & Components  —  1 .7%
AT&S Austria Technologie & Systemtechnik AG
(b)
... 74,597 1,777,526
a
Energy Equipment & Services  —  1 .5%
SBO AG ............................... 50,045 1,599,164
a
Insurance  —  7 .6%
UNIQA Insurance Group AG ................. 275,465 3,991,913
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 80,224 4,160,337
8,152,250
a
Security Shares Value
a
Machinery  —  6 .8%
ANDRITZ AG ........................... 68,156 $ 4,798,414
Palfinger AG ............................ 58,948 2,546,024
7,344,438
a
Metals & Mining  —  4 .6%
voestalpine AG .......................... 150,731 4,993,821
a
Oil, Gas & Consumable Fuels  —  10 .0%
OMV AG .............................. 195,360 10,760,351
a
Real Estate Management & Development  —  5 .2%
CA Immobilien Anlagen AG .................. 104,935 2,879,839
CPI Europe AG
(b) (c)
........................ 123,929 2,704,205
5,584,044
Total Long-Term Investments — 98.4%
(Cost: $ 97,152,701 ) ................................. 105,824,948
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d) (e) (f)
...................... 4,205,347 4,207,450
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(d) (e)
............................ 39,043 39,043
a
Total Short-Term Securities — 4.0%
(Cost: $ 4,246,085 ) .................................. 4,246,493
Total Investments — 102.4%
(Cost: $ 101,398,786 ) ................................ 110,071,441
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (2,562,184)
Net Assets — 100.0% ................................. $ 107,509,257
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 1,466,750 $ 2,740,694
(a)
$ — $ (9) $ 15 $ 4,207,450 4,205,347 $ 55,425
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 20,000 19,043
(a)
— — — 39,043 39,043 2,748 —
$ (9) $ 15
$ 4,246,493
$ 58,173 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Austria ETF
4
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 26 09/19/25 $ 1,631 $ 17,267
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,267 $ — $ — $ — $ 17,267
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 101,462 $ — $ — $ — $ 101,462
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (6,203) $ — $ — $ — $ (6,203)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,460,933
a

iShares
®
MSCI Austria ETF
Schedule of Investments
(continued)
August 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 105,824,948  $ —  $ 105,824,948
Short-Term Securities
Money Market Funds ...................................... 4,246,493  —  —  4,246,493
$ 4,246,493  $ 105,824,948  $ —  $ 110,071,441
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,267  $ —  $ —  $ 17,267
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2025
iShares
®
MSCI Italy ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .2%
Leonardo SpA .......................... 518,800 $ 29,472,186
a
Automobiles  —  11 .1%
Ferrari N.V. ............................ 111,095 52,868,747
Stellantis N.V. .......................... 2,631,371 25,196,150
78,064,897
a
Banks  —  39 .1%
Banco BPM SpA ........................ 1,818,192 24,943,969
BPER Banca SpA ....................... 1,975,119 20,515,673
FinecoBank Banca Fineco SpA .............. 888,408 19,502,184
Intesa Sanpaolo SpA ..................... 13,863,603 87,279,009
Mediobanca Banca di Credito Finanziario SpA .... 777,873 18,841,970
UniCredit SpA .......................... 1,347,340 104,209,623
275,292,428
a
Beverages  —  1 .2%
Davide Campari-Milano N.V. ................ 1,144,070 8,617,847
a
Diversified Telecommunication Services  —  2 .9%
Infrastrutture Wireless Italiane SpA
(a)
........... 719,091 8,718,629
Telecom Italia SpA
(b)
...................... 24,851,980 11,918,824
20,637,453
a
Electric Utilities  —  12 .6%
Enel SpA ............................. 7,452,766 68,775,232
Terna - Rete Elettrica Nazionale .............. 1,971,135 19,814,095
88,589,327
a
Electrical Equipment  —  4 .4%
Prysmian SpA .......................... 357,534 31,203,081
a
Energy Equipment & Services  —  1 .7%
Tenaris SA ............................ 636,823 11,536,490
a
Financial Services  —  2 .3%
Banca Mediolanum SpA ................... 424,190 8,580,335
Nexi SpA
(a)
............................ 1,169,015 7,418,088
15,998,423
a
Gas Utilities  —  2 .6%
Snam SpA ............................ 2,999,945 18,261,439
a
Insurance  —  8 .6%
Generali .............................. 799,555 31,212,285
Poste Italiane SpA
(a)
...................... 754,820 17,679,048
Security Shares Value
a
Insurance (continued)
Unipol Assicurazioni SpA ................... 566,760 $ 11,841,333
60,732,666
a
Oil, Gas & Consumable Fuels  —  4 .7%
Eni SpA .............................. 1,824,792 32,620,790
a
Pharmaceuticals  —  1 .7%
Recordati Industria Chimica e Farmaceutica SpA .. 196,573 12,153,799
a
Textiles, Apparel & Luxury Goods  —  2 .7%
Moncler SpA ........................... 327,472 19,060,463
a
Total Common Stocks — 99.8%
(Cost: $ 607,285,254 ) ............................... 702,241,289
a
Rights
Diversified Telecommunication Services  —  0 .0%
Telecom Italia SpA , (Expires 09/15/25)
(b)
........ 26,742,890 340
a
Total Rights — 0.0%
(Cost: $ – ) ....................................... 340
Total Long-Term Investments — 99.8%
(Cost: $ 607,285,254 ) ............................... 702,241,629
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
........................... 347,098 347,098
a
Total Short-Term Securities — 0.0%
(Cost: $ 347,098 ) .................................. 347,098
Total Investments — 99.8%
(Cost: $ 607,632,352 ) ............................... 702,588,727
Other Assets Less Liabilities — 0 .2% .................... 1,307,455
Net Assets — 100.0% ................................ $ 703,896,182
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 5,001,734 $ — $ (4,998,425)
(b)
$ (2,334) $ (975) $ — — $ 16,200
(c)
$ —

iShares
®
MSCI Italy ETF
Schedule of Investments
(continued)
August 31, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 140,000 $ 207,098
(b)
$ — $ — $ — $ 347,098 347,098 $ 8,712 $ —
$ (2,334) $ (975)
$ 347,098
$ 24,912 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/MIB Index ...................................................................... 5 09/19/25 $ 1,236 $ 13,709
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 13,709 $ — $ — $ — $ 13,709
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 375,360 $ — $ — $ — $ 375,360
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (291) $ — $ — $ — $ (291)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,250,914
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Italy ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 702,241,289  $ —  $ 702,241,289
Rights ................................................ —  340  —  340
Short-Term Securities
Money Market Funds ...................................... 347,098  —  —  347,098
$ 347,098  $ 702,241,629  $ —  $ 702,588,727
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,709  $ —  $ —  $ 13,709
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Netherlands ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .7%
Ferrari Group PLC ........................ 4,971 $ 51,100
InPost SA
(a)
............................. 96,958 1,409,311
PostNL N.V.
(b)
........................... 360,723 407,188
1,867,599
a
Banks  —  10 .1%
ABN AMRO Bank N.V., CVA
(c)
................ 155,185 4,476,103
ING Groep N.V. .......................... 875,163 20,894,490
25,370,593
a
Beverages  —  6 .3%
Coca-Cola Europacific Partners PLC ............ 65,311 5,803,535
Heineken Holding N.V. ..................... 44,260 3,142,787
Heineken N.V. ........................... 84,970 6,891,910
15,838,232
a
Biotechnology  —  0 .4%
Pharming Group N.V.
(a)
..................... 723,177 1,063,481
a
Broadline Retail  —  9 .2%
Prosus N.V. , Class N
(a)
..................... 375,331 23,217,771
a
Capital Markets  —  2 .0%
Allfunds Group PLC ....................... 201,052 1,410,958
CVC Capital Partners PLC
(c)
................. 77,676 1,567,943
Flow Traders Ltd.
(a)
........................ 31,694 939,173
Van Lanschot Kempen N.V. .................. 18,500 1,130,509
5,048,583
a
Chemicals  —  4 .2%
Akzo Nobel N.V. ......................... 56,891 3,932,575
Corbion N.V. , Class C ...................... 41,330 833,419
DSM-Firmenich AG ....................... 56,621 5,540,131
OCI N.V.
(a)
............................. 68,993 394,219
10,700,344
a
Construction & Engineering  —  1 .4%
Fugro N.V. , Class C ....................... 68,105 939,287
Koninklijke BAM Groep N.V. ................. 157,304 1,402,163
Koninklijke Heijmans N.V. ................... 18,024 1,238,949
3,580,399
a
Consumer Staples Distribution & Retail  —  4 .3%
Koninklijke Ahold Delhaize N.V. ............... 260,465 10,437,561
Sligro Food Group N.V. ..................... 24,452 310,684
10,748,245
a
Diversified Telecommunication Services  —  2 .3%
Koninklijke KPN N.V. ...................... 1,197,695 5,715,586
a
Electrical Equipment  —  1 .1%
Signify N.V.
(c)
............................ 63,491 1,676,621
TKH Group N.V. ......................... 27,122 1,098,369
2,774,990
a
Energy Equipment & Services  —  0 .8%
SBM Offshore N.V. ........................ 70,586 1,929,782
a
Entertainment  —  3 .1%
Universal Music Group N.V. .................. 276,537 7,817,503
a
Security Shares Value
a
Financial Services  —  5 .5%
Adyen N.V.
(a) (c)
........................... 6,496 $ 10,907,888
EXOR N.V. ............................. 30,120 3,018,496
13,926,384
a
Food Products  —  1 .1%
JDE Peet's N.V. .......................... 72,828 2,667,060
a
Health Care Equipment & Supplies  —  2 .7%
Koninklijke Philips N.V. ..................... 244,635 6,756,574
a
Hotels, Restaurants & Leisure  —  1 .2%
Basic-Fit N.V.
(a) (b) (c)
........................ 38,990 1,141,271
Just Eat Takeaway.com N.V.
(a) (c)
............... 81,046 1,914,075
3,055,346
a
Insurance  —  5 .2%
Aegon Ltd. ............................. 465,802 3,660,420
ASR Nederland N.V. ....................... 51,714 3,587,797
NN Group N.V. .......................... 85,701 5,898,979
13,147,196
a
Machinery  —  0 .6%
Aalberts N.V. ............................ 44,588 1,562,057
a
Media  —  0 .3%
Havas N.V. ............................. 463,291 812,500
a
Metals & Mining  —  0 .4%
AMG Critical Materials N.V.
(b)
................. 34,010 1,045,653
a
Oil, Gas & Consumable Fuels  —  0 .6%
Koninklijke Vopak N.V. ..................... 32,449 1,569,114
a
Pharmaceuticals  —  0 .2%
Pharvaris N.V.
(a)
.......................... 23,957 518,669
a
Professional Services  —  4 .9%
Arcadis N.V. ............................ 29,083 1,341,815
Brunel International N.V. .................... 22,348 226,119
Randstad N.V. ........................... 44,295 2,095,349
Wolters Kluwer N.V. ....................... 68,590 8,640,531
12,303,814
a
Retail REITs  —  0 .8%
Eurocommercial Properties N.V. ............... 36,201 1,149,134
Wereldhave N.V. ......................... 38,819 844,382
1,993,516
a
Semiconductors & Semiconductor Equipment  —  26 .3%
ASM International N.V. ..................... 14,136 6,787,682
ASML Holding N.V. ....................... 75,394 55,987,019
BE Semiconductor Industries N.V. ............. 26,034 3,506,714
66,281,415
a
Software  —  0 .2%
TomTom N.V.
(a) (b)
......................... 62,698 386,351
a
Trading Companies & Distributors  —  3 .7%
AerCap Holdings N.V. ...................... 56,391 6,964,289
IMCD N.V. ............................. 19,859 2,230,079
9,194,368
Total Long-Term Investments — 99.6%
(Cost: $ 264,660,781 ) ................................ 250,893,125

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d) (e) (f)
...................... 2,083,717 $ 2,084,759
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(d) (e)
............................ 93,449 93,449
a
Total Short-Term Securities — 0.9%
(Cost: $ 2,177,974 ) .................................. 2,178,208
Total Investments — 100.5%
(Cost: $ 266,838,755 ) ................................ 253,071,333
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (1,224,811)
Net Assets — 100.0% ................................. $ 251,846,522
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,591,172 $ — $ (1,504,727)
(a)
$ (1,697) $ 11 $ 2,084,759 2,083,717 $ 87,793
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 90,000 3,449
(a)
— — — 93,449 93,449 8,615 —
$ (1,697) $ 11
$ 2,178,208
$ 96,408 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 15 09/19/25 $ 941 $ 1,322
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,322 $ — $ — $ — $ 1,322
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Netherlands ETF
Schedule of Investments
(continued)
August 31, 2025
11
Schedule of Investments
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 114,417 $ — $ — $ — $ 114,417
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (18,561) $ — $ — $ — $ (18,561)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 745,385
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,286,493  $ 237,606,632  $ —  $ 250,893,125
Short-Term Securities
Money Market Funds ...................................... 2,178,208  —  —  2,178,208
$ 15,464,701  $ 237,606,632  $ —  $ 253,071,333
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,322  $ —  $ —  $ 1,322
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12
2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Italy ETF
iShares
MSCI Netherlands
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................... $ 105,824,948  $ 702,241,629  $ 250,893,125
Investments, at value — affiliated
(c)
....................................................... 4,246,493  347,098  2,178,208
Cash ........................................................................... —  —  7,873
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................. 97,102  120,496  66,684
Foreign currency, at value
(e)
............................................................ 27,203  1,600,727  447,476
Receivables:
Investments sold ................................................................. 213,313  —  —
Securities lending income — affiliated ................................................... 3,131  —  1,657
Dividends — unaffiliated ............................................................ —  —  426,082
Dividends — affiliated .............................................................. 62  770  136
Tax reclaims .................................................................... 1,360,112  —  22,953
Total assets ......................................................................
111,772,364  704,310,720  254,044,194
LIABILITIES
Collateral on securities loaned .......................................................... 4,207,045  —  2,084,497
Payables:
Investments purchased ............................................................. —  297  —
Investment advisory fees ............................................................ 45,269  406,637  105,631
Variation margin on futures contracts .................................................... 10,793  7,604  7,544
Total liabilities .....................................................................
4,263,107  414,538  2,197,672
Commitments and contingent liabilities
NET ASSETS .....................................................................
$ 107,509,257  $ 703,896,182  $ 251,846,522
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................... $ 152,199,901  $ 876,411,248  $ 309,455,716
Accumulated loss .................................................................. (44,690,644) (172,515,066) (57,609,194)
NET ASSETS .....................................................................
$ 107,509,257  $ 703,896,182  $ 251,846,522
NET ASSET VALUE
Shares outstanding ................................................................. 3,500,000  13,800,000  4,750,000
Net asset value .................................................................... $ 30.72  $ 51.01  $ 53.02
Shares authorized .................................................................. 100 million 295.4 million 255 million
Par value ........................................................................ $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value .......................................................... $ 3,963,805  $ —  $ 1,946,186
(b)
Investments, at cost — unaffiliated ..................................................... $ 97,152,701  $ 607,285,254  $ 264,660,781
(c)
Investments, at cost — affiliated ....................................................... $ 4,246,085  $ 347,098  $ 2,177,974
(d)
Foreign currency collateral pledged, at cost ............................................... $ 96,605  $ 119,793  $ 66,362
(e)
Foreign currency, at cost ............................................................ $ 27,170  $ 1,598,578  $ 446,845

13
Statements of Operations
Statements of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Italy ETF
iShares
MSCI Netherlands
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 4,127,368  $ 20,825,096  $ 8,310,630
Dividends — affiliated .............................................................. 2,748  16,200  8,615
Interest — unaffiliated .............................................................. 13,155  568  1,060
Securities lending income — affiliated — net ............................................... 55,425  8,712  87,793
Foreign taxes withheld ............................................................. (520,446) (2,989,372) (960,206)
Total investment income ..............................................................
3,678,250  17,861,204  7,447,892
EXPENSES
Investment advisory ............................................................... 355,237  2,285,051  1,300,270
Commitment costs ................................................................ 727  4,606  2,622
Interest expense ................................................................. 11  —  89
Total expenses .................................................................... 355,975  2,289,657  1,302,981
Net investment income ...............................................................
3,322,275  15,571,547  6,144,911
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (2,079,925) (8,642,543) (8,903,725)
Investments — affiliated ........................................................... (9) (2,334) (1,697)
Foreign currency transactions ....................................................... 27,743  69,948  22,576
Futures contracts ............................................................... 101,462  375,360  114,417
In-kind redemptions — unaffiliated
(a)
................................................... 11,740,937  90,735,524  15,559,022
9,790,208  82,535,955  6,790,593
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 8,619,786  42,709,722  3,311,645
Investments — affiliated ........................................................... 15  (975) 11
Foreign currency translations ....................................................... 77,462  (10,285) 8,353
Futures contracts ............................................................... (6,203) (291) (18,561)
8,691,060  42,698,171  3,301,448
Net realized and unrealized gain ........................................................
18,481,268  125,234,126  10,092,041
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 21,803,543  $ 140,805,673  $ 16,236,952
(a)
See Note 2 of the Notes to Financial Statements.

14
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Italy ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,322,275  $ 3,116,920  $ 15,571,547  $ 14,679,796
Net realized gain (loss) ......................................... 9,790,208  (551,179) 82,535,955  474,376
Net change in unrealized appreciation (depreciation) ..................... 8,691,060  9,753,300  42,698,171  65,226,654
Net increase in net assets resulting from operations ........................
21,803,543  12,319,041  140,805,673  80,380,826
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,701,200) (4,312,002) (14,782,535) (14,229,992)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
26,238,693  2,512,526  107,548,426  57,765,069
NET ASSETS
Total increase in net assets ........................................ 43,341,036  10,519,565  233,571,564  123,915,903
Beginning of year ...............................................
64,168,221  53,648,656  470,324,618  346,408,715
End of year ...................................................
$ 107,509,257  $ 64,168,221  $ 703,896,182  $ 470,324,618
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

15
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Netherlands ETF
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 6,144,911  $ 4,374,872
Net realized gain ................................................................................ 6,790,593  8,322,578
Net change in unrealized appreciation (depreciation) ........................................................ 3,301,448  38,659,464
Net increase in net assets resulting from operations ...........................................................
16,236,952  51,356,914
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(6,071,307) (4,864,442)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(53,006,138) (922,111)
NET ASSETS
Total increase (decrease) in net assets ................................................................... (42,840,493) 45,570,361
Beginning of year ..................................................................................
294,687,015  249,116,654
End of year ......................................................................................
$ 251,846,522  $ 294,687,015
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

16
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Austria ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 23.33  $ 20.24  $ 17.36  $ 25.28  $ 15.67
Net investment income
(a)
................................ 1 .18  1 .16  0 .91  0 .97  0 .54
Net realized and unrealized gain (loss)
(b)
......................
7 .63  3 .54  2 .96  ( 8 .01 ) 9 .50
Net increase (decrease) from investment operations ...............
8 .81  4 .70  3 .87  ( 7 .04 ) 10.04
Distributions from net investment income
(c)
...................... ( 1 .42 ) ( 1 .61 ) ( 0 .99 ) ( 0 .88 ) ( 0 .43 )
Net asset value, end of year ..............................
$ 30.72  $ 23.33  $ 20.24  $ 17.36  $ 25.28
Total Return
(d)
– – – – –
Based on net asset value .................................
39.27% 24.05% 22.61% (28.58) % 64.50%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .49% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
4 .62% 5 .41% 4 .68% 4 .32% 2 .55%
Supplemental Data
Net assets, end of year (000) ...............................
$ 107,509  $ 64,168  $ 53,649  $ 62,502  $ 89,752
Portfolio turnover rate
(f)
...................................
24% 22% 21% 19% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

17
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Italy ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 38.95  $ 32.07  $ 23.12  $ 32.89  $ 25.76
Net investment income
(a)
................................ 1 .43  1 .40  1 .19  1 .08  0 .83
Net realized and unrealized gain (loss)
(b)
......................
12.01  6 .81  8 .91  ( 9 .58 ) 6 .95
Net increase (decrease) from investment operations ...............
13.44  8 .21  10.10  ( 8 .50 ) 7 .78
Distributions from net investment income
(c)
...................... ( 1 .38 ) ( 1 .33 ) ( 1 .15 ) ( 1 .27 ) ( 0 .65 )
Net asset value, end of year ..............................
$ 51.01  $ 38.95  $ 32.07  $ 23.12  $ 32.89
Total Return
(d)
– – – – –
Based on net asset value .................................
35.27% 26.02% 44.24% (26.50) % 30.30%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .37% 4 .00% 4 .10% 3 .56% 2 .70%
Supplemental Data
Net assets, end of year (000) ...............................
$ 703,896  $ 470,325  $ 346,409  $ 194,248  $ 594,545
Portfolio turnover rate
(f)
...................................
13% 18% 24% 14% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

18
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Netherlands ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 50.81  $ 41.18  $ 34.26  $ 52.87  $ 35.38
Net investment income
(a)
................................ 1 .15  0 .82  0 .72  0 .84  0 .40
Net realized and unrealized gain (loss)
(b)
......................
2 .17  9 .72  6 .91  (18.78) 17.55
Net increase (decrease) from investment operations ...............
3 .32  10.54  7 .63  (17.94) 17.95
Distributions from net investment income
(c)
...................... ( 1 .11 ) ( 0 .91 ) ( 0 .71 ) ( 0 .67 ) ( 0 .46 )
Net asset value, end of year ..............................
$ 53.02  $ 50.81  $ 41.18  $ 34.26  $ 52.87
Total Return
(d)
– – – – –
Based on net asset value .................................
6 .66% 25.72% 22.27% (34.09) % 50.92%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
2 .34% 1 .79% 1 .84% 1 .94% 0 .90%
Supplemental Data
Net assets, end of year (000) ...............................
$ 251,847  $ 294,687  $ 249,117  $ 306,659  $ 330,434
Portfolio turnover rate
(f)
...................................
12% 13% 11% 10% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
19
Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Austria ........................................................................................................ Non-diversified
MSCI Italy ......................................................................................................... Non-diversified
MSCI Netherlands .................................................................................................... Non-diversified

Notes to Financial Statements
(continued)
20
2025
iShares Annual Financial Statements and Additional Information
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Austria
Barclays Capital, Inc. ............................................. $ 2,677,147 $ (2,677,147) $ — $ —
Goldman Sachs & Co. LLC ......................................... 1,286,658 (1,286,658) — —
$ 3,963,805 $ (3,963,805)
$ —
$ —
a
MSCI Netherlands
Goldman Sachs & Co. LLC ......................................... 730,425 (730,425) — —
J.P. Morgan Securities LLC ......................................... 11,077 (11,077) — —
Morgan Stanley ................................................. 1,129,855 (1,129,855) — —
UBS AG ...................................................... 74,829 (74,829) — —
$ 1,946,186 $ (1,946,186)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
22
2025
iShares Annual Financial Statements and Additional Information
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each
Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
MSCI Austria ....................................................................................................... $ 13,042
MSCI Italy ........................................................................................................ 2,980
MSCI Netherlands ................................................................................................... 20,258
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Austria ......................................................................
$ 3,483,540 $ 7,884,402 $ (618,031)
MSCI Italy .......................................................................
23,022,966 18,337,081 (843,421)
MSCI Netherlands ..................................................................
5,901,535 7,734,610 (2,428,824)
iShares ETF Purchases Sales
MSCI Austria ..................................................................................... $ 17,450,667  $ 17,128,015
MSCI Italy ...................................................................................... 68,597,163  60,220,164
MSCI Netherlands ................................................................................. 33,623,665  31,946,522
iShares ETF In-kind Purchases In-kind Sales
MSCI Austria ..................................................................................... $ 92,511,866  $ 68,121,432
MSCI Italy ...................................................................................... 461,634,086  362,305,748
MSCI Netherlands ................................................................................. 122,396,188  176,726,218
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Austria ....................................................................................... $ 9,854,699 $ (9,854,699)
MSCI Italy ........................................................................................ 89,936,459 (89,936,459)
MSCI Netherlands ................................................................................... 14,398,242 (14,398,242)

Notes to Financial Statements
(continued)
24
2025
iShares Annual Financial Statements and Additional Information
The tax character of distributions paid was as follows:
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
.
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
MSCI Austria
Ordinary income ........................................................................................... $ 4,701,200 $ 4,312,002
MSCI Italy
Ordinary income ........................................................................................... $ 14,782,535 $ 14,229,992
MSCI Netherlands
Ordinary income ........................................................................................... $ 6,071,307 $ 4,864,442
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI Austria ................................................
$ —  $ (52,384,691) $ 7,694,047  $ (44,690,644)
MSCI Italy .................................................
3,067,665  (269,162,822) 93,580,091  (172,515,066)
MSCI Netherlands ............................................
1,271,172  (44,187,043) (14,693,323) (57,609,194)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Austria ................................................. $ 102,448,543  $ 12,152,472  $ (4,529,575) $ 7,622,897
MSCI Italy .................................................. 609,024,900  113,889,394  (20,311,858) 93,577,536
MSCI Netherlands ............................................. 267,768,264  27,420,739  (42,117,670) (14,696,931)

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds'
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
26
2025
iShares Annual Financial Statements and Additional Information
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
MSCI Austria
Shares sold ............................................... 3,650,000  $ 95,668,475  1,400,000  $ 29,523,869
Shares redeemed ........................................... (2,900,000) (69,429,782) (1,300,000) (27,011,343)
750,000  $ 26,238,693  100,000  $ 2,512,526
MSCI Italy
Shares sold ............................................... 10,650,000  $ 472,085,091  5,175,000  $ 180,975,775
Shares redeemed ........................................... (8,925,000) (364,536,665) (3,900,000) (123,210,706)
1,725,000  $ 107,548,426  1,275,000  $ 57,765,069
MSCI Netherlands
Shares sold ............................................... 2,750,000  $ 128,988,275  3,900,000  $ 190,201,458
Shares redeemed ........................................... (3,800,000) (181,994,413) (4,150,000) (191,123,569)
(1,050,000) $ (53,006,138) (250,000) $ (922,111)

Report of Independent Registered Public Accounting Firm
27
Report of Independent Registered Public Accounting Firm
To the Board of Directors of iShares, Inc. and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31,
2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares MSCI Austria ETF
    iShares MSCI Italy ETF
    iShares MSCI Netherlands ETF

Important Tax Information
(unaudited)
28
2025
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2025 :
iShares ETF
Qualified Dividend
Income
MSCI Austria ........................................................................................................ $ 3,949,879
MSCI Italy ......................................................................................................... 20,663,408
MSCI Netherlands .................................................................................................... 8,008,113
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Austria .......................................................................................
$ 4,125,645 $ 518,491
MSCI Italy ........................................................................................
20,263,362 2,954,765
MSCI Netherlands ...................................................................................
8,310,631 903,749

Additional Information
29
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
30
2025
iShares Annual Financial Statements and Additional Information
iShares MSCI Austria ETF, iShares MSCI Italy ETF, iShares MSCI Netherlands ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
31
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
32
2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
33
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
CPI Consumer Price Index
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: October 22, 2025